Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Index Portfolio

March 31, 2019

VIIP-QTLY-0519
1.9887327.100

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 4.5%
AGL Energy Ltd.	2,051	$31,704
ALS Ltd.	2,205	11,883
Alumina Ltd.	7,287	12,521
Amcor Ltd.	3,804	41,569
AMP Ltd.	9,729	14,507
Ansell Ltd.	346	6,245
APA Group unit	4,339	30,747
Aristocrat Leisure Ltd.	2,274	39,575
ASX Ltd.	783	38,829
Atlas Arteria Ltd. unit	2,221	11,386
Aurizon Holdings Ltd.	6,342	20,489
Australia & New Zealand Banking Group Ltd.	9,960	184,087
Bank of Queensland Ltd.	1,417	9,156
Beach Energy Ltd.	5,678	8,305
Bendigo & Adelaide Bank Ltd.	1,530	10,516
BHP Billiton Ltd.	10,051	274,727
BlueScope Steel Ltd.	2,106	20,860
Boral Ltd.	3,820	12,450
Brambles Ltd.	5,825	48,640
Caltex Australia Ltd.	763	14,200
Carsales.com Ltd.	653	5,865
Challenger Ltd.	1,665	9,789
Charter Hall Group unit	1,612	11,755
Cimic Group Ltd.	415	14,221
Coca-Cola Amatil Ltd.	1,451	8,912
Cochlear Ltd.	194	23,869
Coles Group Ltd. (a)	3,738	31,452
Commonwealth Bank of Australia	6,020	301,951
Computershare Ltd.	1,614	19,574
Crown Ltd.	1,157	9,456
CSL Ltd.	1,554	215,100
DEXUS Property Group unit	3,520	31,842
Downer EDI Ltd.	1,968	10,732
Evolution Mining Ltd.	4,796	12,464
Fortescue Metals Group Ltd.	6,382	32,219
Goodman Group unit	5,659	53,643
Healthscope Ltd.	4,767	8,225
Iluka Resources Ltd.	1,305	8,340
Incitec Pivot Ltd.	4,793	10,618
Insurance Australia Group Ltd.	8,207	44,754
Lendlease Group unit	1,948	17,124
Link Administration Holdings Ltd.	1,995	10,454
Macquarie Group Ltd.	1,116	102,554
Magellan Financial Group Ltd.	455	11,770
Medibank Private Ltd.	9,652	18,915
Mirvac Group unit	13,266	25,904
National Australia Bank Ltd.	9,364	168,254
Newcrest Mining Ltd.	2,647	47,946
Northern Star Resources Ltd.	2,017	12,818
Orica Ltd.	1,041	13,031
Origin Energy Ltd.	6,495	33,205
Orora Ltd.	3,427	7,276
OZ Minerals Ltd.	1,096	8,249
Qantas Airways Ltd.	2,879	11,570
QBE Insurance Group Ltd.	4,994	43,651
Qube Holdings Ltd.	4,628	9,201
Ramsay Health Care Ltd.	437	19,967
realestate.com.au Ltd.	133	7,054
Reliance Worldwide Corp. Ltd.	2,357	7,213
Rio Tinto Ltd.	1,274	88,570
Santos Ltd.	6,034	29,263
Scentre Group unit	18,734	54,672
SEEK Ltd.	1,388	17,287
Sonic Healthcare Ltd.	1,523	26,559
South32 Ltd.	17,880	47,355
Spark Infrastructure Group unit	5,167	8,365
Stockland Corp. Ltd. unit	8,964	24,505
Suncorp Group Ltd.	4,709	46,075
Sydney Airport unit	3,448	18,191
Tabcorp Holdings Ltd.	6,469	21,221
Telstra Corp. Ltd.	14,957	35,259
The GPT Group unit	5,763	25,411
The Star Entertainment Group Ltd.	2,638	7,830
Transpacific Industries Group Ltd.	6,470	10,199
Transurban Group unit	9,185	86,088
Treasury Wine Estates Ltd.	2,285	24,223
Vicinity Centres unit	9,982	18,428
Washington H. Soul Pattinson & Co. Ltd.	375	7,006
Wesfarmers Ltd.	3,868	95,165
Westpac Banking Corp.	11,779	217,127
Whitehaven Coal Ltd.	1,776	5,107
Woodside Petroleum Ltd.	3,331	81,882
Woolworths Group Ltd.	4,552	98,257
WorleyParsons Ltd.	996	10,014

TOTAL AUSTRALIA		3,387,392

Austria - 0.2%
ams AG	230	6,204
Andritz AG	217	9,308
BAWAG Group AG (b)	123	5,428
BUWOG AG rights 12/31/99 (a)(c)	115	0
CA Immobilien Anlagen AG	324	11,703
Erste Group Bank AG	1,086	39,909
IMMOFINANZ Immobilien Anlagen AG	310	7,699
Lenzing AG	47	5,035
Oesterreichische Post AG	116	4,906
OMV AG	487	26,424
Osterreichische Elektrizitatswirtschafts AG	211	10,126
Raiffeisen International Bank-Holding AG	576	12,929
S&T AG	177	4,428
Voestalpine AG	391	11,873
Wienerberger AG	391	8,303

TOTAL AUSTRIA		164,275

Bailiwick of Jersey - 0.5%
Experian PLC	3,207	86,799
Ferguson PLC	807	51,335
Glencore Xstrata PLC	41,101	170,329
Polymetal International PLC	709	7,982
WPP PLC	4,363	46,091

TOTAL BAILIWICK OF JERSEY		362,536

Belgium - 0.9%
Ackermans & Van Haaren SA	76	11,467
Ageas	750	36,176
Anheuser-Busch InBev SA NV	3,435	288,348
Cofinimmo SA	111	14,742
Colruyt NV	155	11,458
Galapagos Genomics NV (a)	152	17,873
Groupe Bruxelles Lambert SA	323	31,385
KBC Groep NV	1,207	84,324
Proximus	549	15,833
Sofina SA	49	9,531
Solvay SA Class A	256	27,677
Telenet Group Holding NV	258	12,410
UCB SA	487	41,824
Umicore SA	777	34,507
Warehouses de Pauw	57	9,143

TOTAL BELGIUM		646,698

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	12,000	13,865
Alibaba Pictures Group Ltd. (a)	40,000	7,083
Beijing Enterprises Water Group Ltd.	18,000	11,121
Brilliance China Automotive Holdings Ltd.	10,000	9,911
Cheung Kong Infrastructure Holdings Ltd.	2,500	20,526
China Gas Holdings Ltd.	7,000	24,612
China Resource Gas Group Ltd.	4,000	18,854
Credicorp Ltd. (United States)	225	53,989
GasLog Ltd.	64	1,117
Golar LNG Ltd.	342	7,213
Haier Electronics Group Co. Ltd.	4,000	11,618
Hiscox Ltd.	920	18,693
Hongkong Land Holdings Ltd.	4,204	29,890
Jardine Matheson Holdings Ltd.	998	62,235
Jardine Strategic Holdings Ltd.	600	22,458
Kunlun Energy Co. Ltd.	10,000	10,446
NWS Holdings Ltd.	5,000	10,930
Shenzhen International Holdings Ltd.	3,000	6,367
Ship Finance International Ltd. (NY Shares)	363	4,479

TOTAL BERMUDA		345,407

Brazil - 1.1%
Ambev SA	15,400	66,196
Atacadao Distribuicao Comercio e Industria Ltda	1,000	5,131
B2W Companhia Global do Varejo (a)	500	5,392
Banco Bradesco SA	2,600	25,134
Banco do Brasil SA	4,300	53,506
BB Seguridade Participacoes SA	2,100	14,224
BM&F BOVESPA SA	7,500	61,527
BR Malls Participacoes SA	4,200	13,484
Brasil Foods SA (a)	2,400	13,884
CCR SA	3,400	10,195
Centrais Eletricas Brasileiras SA (Electrobras) (a)	900	8,434
Cielo SA	3,200	7,756
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,100	11,800
Companhia Siderurgica Nacional SA (CSN)	2,100	8,716
Compania de Saneamento do Parana unit	300	5,743
Cosan SA Industria e Comercio	500	5,447
CVC Brasil Operadora e Agencia de Viagens SA	400	5,593
Drogasil SA	800	13,342
Embraer SA	2,900	13,665
ENGIE Brasil Energia SA	750	8,181
Equatorial Energia SA	600	12,259
Estacio Participacoes SA	1,000	6,794
Hypermarcas SA	1,300	8,599
IRB Brasil Resseguros SA	300	6,992
JBS SA	3,200	13,011
Klabin SA unit	2,700	11,744
Kroton Educacional SA	5,300	14,349
Localiza Rent A Car SA	1,700	14,354
Lojas Renner SA	2,700	30,204
M. Dias Branco SA	400	4,439
Magazine Luiza SA	200	8,829
Multiplan Empreendimentos Imobiliarios SA	1,100	6,571
Natura Cosmeticos SA	500	5,796
Notre Dame Intermedica Participacoes SA	800	6,702
Oi SA (a)	15,700	6,095
Petrobras Distribuidora SA	900	5,321
Petroleo Brasileiro SA - Petrobras (ON)	10,700	85,128
Rumo SA (a)	3,500	17,119
Sul America SA unit	800	6,089
Suzano Papel e Celulose SA	2,200	26,156
Terna Participacoes SA unit	1,100	6,967
TIM Participacoes SA	2,200	6,625
Ultrapar Participacoes SA	1,300	15,605
Vale SA	10,700	139,183
Weg SA	2,150	9,884

TOTAL BRAZIL		832,165

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	292	7,230
Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)	843	36,651
Air Canada (a)	936	22,560
Algonquin Power & Utilities Corp.	1,586	17,838
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,527	89,951
AltaGas Ltd.	857	11,280
ARC Resources Ltd.	1,186	8,094
ATCO Ltd. Class I (non-vtg.)	306	10,304
B2Gold Corp. (a)	2,998	8,390
Bank of Montreal	2,215	165,733
Bank of Nova Scotia	4,223	224,810
Barrick Gold Corp. (Canada)	5,995	82,185
Bausch Health Cos., Inc. (Canada) (a)	1,014	25,017
BCE, Inc.	993	44,094
BlackBerry Ltd. (a)	1,473	14,847
Bombardier, Inc. Class B (sub. vtg.) (a)	6,975	13,414
Brookfield Asset Management, Inc. Class A	3,032	141,260
CAE, Inc.	948	21,005
Cameco Corp.	1,358	16,005
Canada Goose Holdings, Inc. (a)	205	9,844
Canadian Apartment Properties (REIT) unit	248	9,533
Canadian Imperial Bank of Commerce	1,554	122,799
Canadian National Railway Co.	2,538	227,202
Canadian Natural Resources Ltd.	4,190	115,038
Canadian Pacific Railway Ltd.	501	103,225
Canadian Tire Ltd. Class A (non-vtg.)	228	24,567
Canadian Utilities Ltd. Class A (non-vtg.)	346	9,445
CCL Industries, Inc. Class B	449	18,177
Cenovus Energy, Inc. (Canada)	3,769	32,716
CGI Group, Inc. Class A (sub. vtg.) (a)	845	58,091
CI Financial Corp.	826	11,274
Constellation Software, Inc.	65	55,085
Descartes Systems Group, Inc. (Canada) (a)	262	9,524
Dollarama, Inc.	923	24,623
Element Financial Corp.	1,930	12,204
Emera, Inc.	742	27,746
Empire Co. Ltd. Class A (non-vtg.)	513	11,106
Enbridge, Inc.	6,944	251,498
Encana Corp.	4,689	33,965
Fairfax Financial Holdings Ltd. (sub. vtg.)	99	45,857
Finning International, Inc.	586	10,419
First Capital Realty, Inc.	883	14,140
First Quantum Minerals Ltd.	2,592	29,385
FirstService Corp.	102	9,087
Fortis, Inc.	1,477	54,588
Franco-Nevada Corp.	646	48,432
George Weston Ltd.	239	17,185
Gildan Activewear, Inc.	756	27,183
Goldcorp, Inc.	2,878	32,929
Great Canadian Gaming Corp. (a)	186	6,977
Great-West Lifeco, Inc.	884	21,406
H&R (REIT) unit	619	10,844
Husky Energy, Inc.	992	9,836
Hydro One Ltd. (b)	978	15,193
iA Financial Corp, Inc.	460	16,963
Imperial Oil Ltd.	902	24,623
Intact Financial Corp.	508	42,986
Inter Pipeline Ltd.	1,234	20,417
Keyera Corp.	695	16,388
Kinross Gold Corp. (a)	4,078	14,037
Kirkland Lake Gold Ltd.	591	17,973
Loblaw Companies Ltd.	573	28,265
Lundin Mining Corp.	1,980	9,186
Magna International, Inc. Class A (sub. vtg.)	1,104	53,756
Manulife Financial Corp.	6,878	116,319
Methanex Corp.	269	15,278
Metro, Inc. Class A (sub. vtg.)	760	27,981
National Bank of Canada	1,184	53,434
Nutrien Ltd.	2,110	111,283
Onex Corp. (sub. vtg.)	265	14,948
Open Text Corp.	843	32,368
Parkland Fuel Corp.	445	13,596
Pembina Pipeline Corp.	1,819	66,820
Power Corp. of Canada (sub. vtg.)	1,414	32,971
Power Financial Corp.	975	22,778
PrairieSky Royalty Ltd.	728	9,806
Quebecor, Inc. Class B (sub. vtg.)	536	13,140
Restaurant Brands International, Inc.	880	57,251
RioCan (REIT)	576	11,409
Ritchie Brothers Auctioneers, Inc.	377	12,799
Rogers Communications, Inc. Class B (non-vtg.)	1,215	65,344
Royal Bank of Canada	4,914	370,733
Saputo, Inc.	852	29,041
Shaw Communications, Inc. Class B	1,441	29,988
Shopify, Inc. Class A (a)	332	68,534
SNC-Lavalin Group, Inc.	556	14,109
Stantec, Inc.	368	8,696
Sun Life Financial, Inc.	2,165	83,175
Suncor Energy, Inc.	5,597	181,394
Teck Resources Ltd. Class B (sub. vtg.)	1,794	41,509
TELUS Corp.	724	26,796
The Stars Group, Inc. (a)	704	12,306
The Toronto-Dominion Bank	6,297	341,721
Thomson Reuters Corp.	648	38,341
Toromont Industries Ltd.	349	17,824
Tourmaline Oil Corp.	814	12,572
TransCanada Corp.	3,174	142,555
TransForce, Inc.	284	8,388
Vermilion Energy, Inc.	513	12,664
Waste Connection, Inc. (Canada)	936	82,908
West Fraser Timber Co. Ltd.	200	9,728
Wheaton Precious Metals Corp.	1,465	34,872
WSP Global, Inc.	216	11,804
Yamana Gold, Inc.	3,442	8,963

TOTAL CANADA		4,985,301

Cayman Islands - 4.5%
58.com, Inc. ADR (a)	304	19,967
AAC Technology Holdings, Inc.	2,500	14,829
Agile Property Holdings Ltd.	6,000	9,707
Airtac International Group	1,000	12,930
Alibaba Group Holding Ltd. sponsored ADR (a)	4,431	808,436
Anta Sports Products Ltd.	3,000	20,408
ASM Pacific Technology Ltd.	900	10,038
Autohome, Inc. ADR Class A (a)	214	22,496
Baidu.com, Inc. sponsored ADR (a)	963	158,751
BeiGene Ltd. ADR (a)	152	20,064
Chailease Holding Co. Ltd.	4,020	16,414
Cheung Kong Property Holdings Ltd.	9,000	80,026
China Biologic Products Holdings, Inc. (a)	94	8,578
China Conch Venture Holdings Ltd.	6,500	23,268
China Mengniu Dairy Co. Ltd.	10,000	37,198
China Resources Cement Holdings Ltd.	6,000	6,191
China Resources Land Ltd.	10,000	44,841
CIFI Holdings Group Co. Ltd.	12,000	9,096
CK Hutchison Holdings Ltd.	9,500	99,781
Country Garden Holdings Co. Ltd.	24,000	37,483
Ctrip.com International Ltd. ADR (a)	1,324	57,846
ENN Energy Holdings Ltd.	2,900	28,040
Evergrande Real Estate Group Ltd.	10,000	33,249
Geely Automobile Holdings Ltd.	20,000	38,217
Hengan International Group Co. Ltd.	2,500	21,911
Huazhu Group Ltd. ADR	364	15,339
iQIYI, Inc. ADR (a)	414	9,903
JD.com, Inc. sponsored ADR (a)	2,840	85,626
Kingboard Chemical Holdings Ltd.	2,000	7,096
Kingsoft Corp. Ltd.	3,000	7,628
Li Ning Co. Ltd. (a)	5,500	8,632
Longfor Properties Co. Ltd.	6,000	21,134
Melco Crown Entertainment Ltd. sponsored ADR	759	17,146
Minth Group Ltd.	2,000	6,293
Momo, Inc. ADR	436	16,673
NetEase, Inc. ADR	261	63,018
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	417	37,568
PagSeguro Digital Ltd. (a)(d)	498	14,865
Ping An Healthcare and Technology Co. Ltd. (a)(b)	1,900	10,722
Sands China Ltd.	8,000	40,204
Semiconductor Manufacturing International Corp. (a)	10,000	10,134
Shenzhou International Group Holdings Ltd.	2,600	34,844
Shimao Property Holdings Ltd.	3,500	10,946
Silicon Motion Technology Corp. sponsored ADR	138	5,470
SINA Corp. (a)	279	16,528
Sino Biopharmaceutical Ltd.	20,500	18,698
Sunac China Holdings Ltd.	8,000	39,847
Sunny Optical Technology Group Co. Ltd.	2,200	26,274
TAL Education Group ADR (a)	1,245	44,920
Tencent Holdings Ltd.	18,900	869,169
Tingyi (Cayman Islands) Holding Corp.	6,000	9,891
Vipshop Holdings Ltd. ADR (a)	1,221	9,805
Want Want China Holdings Ltd.	24,000	19,934
Weibo Corp. sponsored ADR (a)	201	12,460
WH Group Ltd. (b)	34,000	36,382
Wharf Real Estate Investment Co. Ltd.	4,000	29,784
Wuxi Biologics (Cayman), Inc. (a)(b)	1,500	14,589
Wynn Macau Ltd.	4,400	10,369
Xiaomi Corp. Class B (b)	46,000	66,686
Xinyi Glass Holdings Ltd.	10,000	11,465
YY, Inc. ADR (a)	157	13,190
Zall Smart Commerce Ltd.	10,000	3,911
Zhen Ding Technology Holding Ltd.	1,000	3,101
ZTO Express (Cayman), Inc. sponsored ADR	1,422	25,994

TOTAL CAYMAN ISLANDS		3,346,003

Chile - 0.2%
Aguas Andinas SA	7,795	4,432
Banco de Chile	108,622	15,992
Banco de Credito e Inversiones	181	11,571
Banco Santander Chile	188,785	14,201
Cencosud SA	5,195	8,994
Colbun SA (a)	26,156	5,911
Compania Cervecerias Unidas SA	480	6,872
Compania de Petroleos de Chile SA (COPEC)	1,109	14,080
CorpBanca SA	494,787	4,363
Empresa Nacional de Telecomunicaciones SA (ENTEL)	443	4,613
Empresas CMPC SA	4,714	16,625
Enel Chile SA	82,359	8,629
Enersis SA	89,025	15,827
LATAM Airlines Group SA	942	10,015
Parque Arauco SA	2,071	5,539
S.A.C.I. Falabella	1,842	13,696
Sociedad Matriz Banco de Chile Class B	13,343	6,502

TOTAL CHILE		167,862

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)	99,000	45,654
Air China Ltd. (H Shares)	8,000	9,845
Anhui Conch Cement Co. Ltd. (H Shares)	4,500	27,487
Bank Communications Co. Ltd. (H Shares)	75,000	61,434
Bank of China Ltd. (H Shares)	257,000	116,551
BYD Co. Ltd. (H Shares)	2,000	12,051
CGN Power Co. Ltd. (H Shares) (b)	33,000	9,206
China Cinda Asset Management Co. Ltd. (H Shares)	28,000	7,776
China CITIC Bank Corp. Ltd. (H Shares)	44,000	28,026
China Communications Construction Co. Ltd. (H Shares)	13,000	13,447
China Communications Services Corp. Ltd. (H Shares)	8,000	7,134
China Construction Bank Corp. (H Shares)	367,000	315,021
China Huarong Asset Management Co. Ltd. (b)	27,000	5,744
China International Capital Corp. Ltd. (H Shares) (b)	3,200	7,411
China Life Insurance Co. Ltd. (H Shares)	26,000	70,099
China Longyuan Power Grid Corp. Ltd. (H Shares)	11,000	7,651
China Merchants Bank Co. Ltd. (H Shares)	12,500	60,749
China Minsheng Banking Corp. Ltd. (H Shares)	21,800	15,829
China National Building Materials Co. Ltd. (H Shares)	12,000	9,462
China Oilfield Services Ltd. (H Shares)	6,000	6,482
China Pacific Insurance (Group) Co. Ltd. (H Shares)	8,800	34,528
China Petroleum & Chemical Corp. (H Shares)	88,000	69,843
China Railway Construction Corp. Ltd. (H Shares)	7,000	9,167
China Railway Group Ltd. (H Shares)	12,000	10,945
China Shenhua Energy Co. Ltd. (H Shares)	10,500	23,943
China Telecom Corp. Ltd. (H Shares)	50,000	27,771
China Tower Corp. Ltd. (H Shares) (b)	158,000	36,632
China Vanke Co. Ltd. (H Shares)	4,200	17,656
CITIC Securities Co. Ltd. (H Shares)	9,500	22,122
CRRC Corp. Ltd. (H Shares)	14,000	13,198
Dongfeng Motor Group Co. Ltd. (H Shares)	8,000	8,010
GF Securities Co. Ltd. (H Shares)	4,800	6,897
Great Wall Motor Co. Ltd. (H Shares)	11,500	8,629
Guangzhou Automobile Group Co. Ltd. (H Shares)	8,800	10,392
Guangzhou R&F Properties Co. Ltd. (H Shares)	3,200	6,922
Haitong Securities Co. Ltd. (H Shares)	10,000	12,943
Huaneng Power International, Inc. (H Shares)	14,000	8,133
Huatai Securities Co. Ltd. (H Shares) (b)	5,200	10,400
Industrial & Commercial Bank of China Ltd. (H Shares)	266,000	194,842
New China Life Insurance Co. Ltd. (H Shares)	2,700	13,758
People's Insurance Co. of China Group (H Shares)	20,000	8,561
PetroChina Co. Ltd. (H Shares)	72,000	47,132
PICC Property & Casualty Co. Ltd. (H Shares)	22,000	24,999
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	17,500	197,019
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	25,000	14,299
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	8,000	7,643
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	2,900	6,317
Sinopharm Group Co. Ltd. (H Shares)	3,600	14,996
TravelSky Technology Ltd. (H Shares)	3,000	7,930
Weichai Power Co. Ltd. (H Shares)	6,000	9,585
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,700	10,048
Zijin Mng Group Co. Ltd. (H Shares)	22,000	9,108

TOTAL CHINA		1,741,427

Colombia - 0.0%
Bancolombia SA	712	8,844
Grupo de Inversiones Suramerica SA	788	9,056
Interconexion Electrica SA ESP	1,370	6,859
Inversiones Argos SA	1,475	8,374

TOTAL COLOMBIA		33,133

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	501	11,768
Komercni Banka A/S	306	12,500
MONETA Money Bank A/S (b)	460	1,587

TOTAL CZECH REPUBLIC		25,855

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	13	15,724
Series B	22	27,893
Ambu A/S Series B	569	15,056
Carlsberg A/S Series B	372	46,459
Christian Hansen Holding A/S	347	35,172
Coloplast A/S Series B	405	44,435
Danske Bank A/S	2,289	40,171
DONG Energy A/S (b)	579	43,881
DSV de Sammensluttede Vognmaend A/S	618	51,108
Genmab A/S (a)	220	38,174
GN Store Nord A/S	487	22,611
H Lundbeck A/S	170	7,356
ISS Holdings A/S	516	15,700
Novo Nordisk A/S Series B	6,064	316,937
Novozymes A/S Series B	698	32,092
Pandora A/S	346	16,199
Royal Unibrew A/S	143	10,550
SimCorp A/S	127	12,260
Tryg A/S	319	8,752
Vestas Wind Systems A/S	667	56,123
William Demant Holding A/S (a)	416	12,301

TOTAL DENMARK		868,954

Egypt - 0.0%
Commercial International Bank SAE	5,141	20,336
Elsewedy Electric Co.	2,395	2,153
Global Telecom Holding (a)	4,761	1,253

TOTAL EGYPT		23,742

Finland - 0.8%
Elisa Corp. (A Shares)	471	21,250
Fortum Corp.	1,568	32,065
Huhtamaki Oyj	290	10,790
Kesko Oyj	213	12,960
Kone Oyj (B Shares)	1,396	70,406
Metso Corp.	403	13,860
Neste Oyj	440	46,889
Nokia Corp.	19,271	109,780
Nokian Tyres PLC	395	13,222
Nordea Bank ABP (Stockholm Stock Exchange)	10,906	82,992
Orion Oyj (B Shares)	375	14,058
Sampo Oyj (A Shares)	1,667	75,553
Stora Enso Oyj (R Shares)	2,228	27,229
UPM-Kymmene Corp.	1,952	56,931
Wartsila Corp.	1,665	26,867

TOTAL FINLAND		614,852

France - 6.0%
Accor SA	586	23,737
Aeroports de Paris	125	24,174
Air Liquide SA	1,452	184,784
Alstom SA	498	21,574
Arkema SA	258	24,559
Atos Origin SA	342	32,993
AXA SA	6,676	167,907
BNP Paribas SA	3,942	187,593
Bouygues SA	827	29,547
Bureau Veritas SA	839	19,670
Capgemini SA	525	63,662
Carrefour SA	1,826	34,104
Compagnie de St. Gobain	1,933	70,089
Covivio	195	20,693
Credit Agricole SA	4,278	51,652
Danone SA	2,206	169,864
Dassault Systemes SA	472	70,287
Edenred SA	856	38,956
EDF SA	1,478	20,210
Eiffage SA	233	22,389
ENGIE	6,252	93,135
Essilor International SA	899	98,207
Gecina SA	170	25,134
Groupe Eurotunnel SA	1,545	23,423
Hermes International SCA	121	79,837
Kering SA	254	145,653
Klepierre SA	761	26,617
L'Oreal SA	835	224,858
Legrand SA	864	57,822
LVMH Moet Hennessy - Louis Vuitton SA	916	337,394
Michelin CGDE Series B	622	73,486
Orange SA	7,285	118,768
Pernod Ricard SA	710	127,431
Peugeot Citroen SA	1,841	44,896
Publicis Groupe SA	772	41,334
Renault SA	671	44,341
Rubis	285	15,544
Safran SA	1,143	156,660
Sanofi SA	3,947	349,010
Schneider Electric SA	1,816	142,535
SCOR SE	533	22,702
Societe Generale Series A	2,640	76,279
Sodexo SA	294	32,373
SR Teleperformance SA	205	36,839
Thales SA	369	44,187
Total SA	8,602	478,695
Total SA rights (a)(e)	8,050	5,779
Ubisoft Entertainment SA (a)	217	19,350
Valeo SA	921	26,706
Veolia Environnement SA	1,755	39,236
VINCI SA	1,732	168,527
Vivendi SA	2,513	72,827

TOTAL FRANCE		4,528,029

Germany - 5.0%
adidas AG	593	144,082
Allianz SE	1,420	316,444
BASF AG	3,123	230,311
Bayer AG	3,211	206,762
Bayerische Motoren Werke AG (BMW)	1,064	82,056
Beiersdorf AG	352	36,619
Brenntag AG	536	27,598
Commerzbank AG	3,327	25,751
Continental AG	381	57,477
Covestro AG (b)	627	34,478
Daimler AG (Germany)	3,390	198,693
Delivery Hero AG (a)(b)	361	13,039
Deutsche Bank AG	6,646	54,124
Deutsche Borse AG	651	83,471
Deutsche Lufthansa AG	760	16,680
Deutsche Post AG	3,279	106,708
Deutsche Telekom AG	10,822	179,605
Deutsche Wohnen AG (Bearer)	1,248	60,520
E.ON AG	7,119	79,222
Evonik Industries AG	454	12,365
Fresenius Medical Care AG & Co. KGaA	745	60,211
Fresenius SE & Co. KGaA	1,408	78,592
GEA Group AG	525	13,751
Hannover Reuck SE	197	28,286
HeidelbergCement Finance AG	461	33,179
Henkel AG & Co. KGaA	371	35,270
Hugo Boss AG	187	12,771
Infineon Technologies AG	3,833	76,094
innogy SE (b)	401	18,542
K&S AG	636	11,658
KION Group AG	190	9,930
Lanxess AG	304	16,212
LEG Immobilien AG	233	28,607
Merck KGaA	464	52,908
MTU Aero Engines Holdings AG	183	41,426
Muenchener Rueckversicherungs AG	502	118,971
OSRAM Licht AG	324	11,151
ProSiebenSat.1 Media AG	669	9,524
Puma AG	26	15,079
Rheinmetall AG	145	15,107
RWE AG	1,870	50,134
SAP SE	3,680	425,425
Scout24 AG (b)	336	17,398
Siemens AG	2,888	310,583
Symrise AG	431	38,833
TAG Immobilien AG	446	11,007
Thyssenkrupp AG	1,388	19,065
TUI AG (GB)	1,751	16,776
Uniper SE	644	19,426
United Internet AG	405	14,779
Vonovia SE	1,764	91,459
Wirecard AG	406	50,872

TOTAL GERMANY		3,719,031

Greece - 0.1%
Alpha Bank AE (a)	5,456	7,552
EFG Eurobank Ergasias SA (a)	3,142	2,502
Greek Organization of Football Prognostics SA	503	5,191
Grivalia Properties REIC	439	5,299
Hellenic Telecommunications Organization SA	925	12,389
Jumbo SA	378	6,318
Motor Oil (HELLAS) Corinth Refineries SA	160	3,715
Mytilineos Holdings SA	696	7,034
National Bank of Greece SA (a)	1,342	2,342

TOTAL GREECE		52,342

Hong Kong - 2.6%
AIA Group Ltd.	41,400	413,990
Bank of East Asia Ltd.	5,070	16,470
Beijing Enterprises Holdings Ltd.	1,500	8,503
BOC Hong Kong (Holdings) Ltd.	12,500	51,752
China Everbright International Ltd.	11,222	11,408
China Jinmao Holdings Group Ltd.	16,000	10,436
China Merchants Holdings International Co. Ltd.	4,000	8,520
China Mobile Ltd.	19,000	193,882
China Overseas Land and Investment Ltd.	14,000	53,147
China Resources Beer Holdings Co. Ltd.	6,000	25,261
China Resources Pharmaceutical Group Ltd. (b)	4,500	6,363
China Resources Power Holdings Co. Ltd.	6,000	9,019
China Taiping Insurance Group Ltd.	5,800	17,289
China Unicom Ltd.	20,000	25,465
CITIC Pacific Ltd.	20,000	29,860
CLP Holdings Ltd.	6,000	69,555
CNOOC Ltd.	55,000	102,447
CSPC Pharmaceutical Group Ltd.	16,000	29,758
Evergrande Health Industry Group Ltd. (a)	10,000	14,726
Far East Horizon Ltd.	7,000	7,419
Fosun International Ltd.	8,000	13,554
Galaxy Entertainment Group Ltd.	9,000	61,281
Guangdong Investment Ltd.	10,000	19,312
Hang Lung Properties Ltd.	6,000	14,645
Hang Seng Bank Ltd.	2,300	56,753
Henderson Land Development Co. Ltd.	5,100	32,419
Hong Kong & China Gas Co. Ltd.	28,500	68,350
Hong Kong Exchanges and Clearing Ltd.	4,107	143,144
Hopewell Holdings Ltd.	2,000	9,834
Hysan Development Co. Ltd.	2,000	10,713
Lenovo Group Ltd.	22,000	19,786
Link (REIT)	7,000	81,860
MTR Corp. Ltd.	5,012	31,030
New World Development Co. Ltd.	18,000	29,855
Power Assets Holdings Ltd.	4,000	27,745
Sino Land Ltd.	10,194	19,713
Sun Art Retail Group Ltd.	6,500	6,334
Sun Hung Kai Properties Ltd.	5,500	94,376
Swire Pacific Ltd. (A Shares)	1,500	19,299
Swire Properties Ltd.	3,400	14,618
Techtronic Industries Co. Ltd.	5,500	36,959
Vitasoy International Holdings Ltd.	4,000	19,363
Wharf Holdings Ltd.	4,000	12,077
Wheelock and Co. Ltd.	3,000	21,975

TOTAL HONG KONG		1,970,265

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,505	17,228
OTP Bank PLC	784	34,496
Richter Gedeon PLC	490	9,240

TOTAL HUNGARY		60,964

India - 2.1%
Adani Ports & Special Economic Zone Ltd. (a)	2,459	13,440
Asian Paints Ltd.	867	18,706
Aurobindo Pharma Ltd.	882	9,998
Axis Bank Ltd. (a)	6,275	70,496
Bajaj Finance Ltd.	589	25,753
Bajaj Finserv Ltd.	119	12,104
Bharat Petroleum Corp. Ltd.	2,257	12,969
Bharti Airtel Ltd.	4,053	19,514
Dr. Reddy's Laboratories Ltd.	276	11,107
Eicher Motors Ltd.	42	12,474
Grasim Industries Ltd. (a)	1,117	13,852
HDFC Bank Ltd.	6,898	231,756
Hindustan Unilever Ltd.	2,552	62,958
Housing Development Finance Corp. Ltd.	5,835	166,000
ICICI Bank Ltd.	11,213	64,861
Indian Oil Corp. Ltd.	6,502	15,305
IndusInd Bank Ltd.	1,106	28,455
Infosys Ltd.	13,029	140,009
ITC Ltd.	10,267	44,112
JSW Steel Ltd.	3,182	13,478
Kotak Mahindra Bank Ltd.	2,689	51,868
Larsen & Toubro Ltd.	1,004	20,103
Mahindra & Mahindra Ltd.	1,889	18,400
Maruti Suzuki India Ltd.	401	38,674
Reliance Industries Ltd.	10,647	209,793
State Bank of India (a)	6,581	30,510
Sun Pharmaceutical Industries Ltd.	3,403	23,553
Tata Consultancy Services Ltd.	3,092	89,457
Tech Mahindra Ltd. (a)	1,416	15,880
Titan Co. Ltd.	929	15,332
UPL Ltd. (a)	1,128	15,633
Vedanta Ltd.	5,275	14,063
Wipro Ltd.	4,337	15,981
Yes Bank Ltd.	5,358	21,305

TOTAL INDIA		1,567,899

Indonesia - 0.5%
PT ACE Hardware Indonesia Tbk	24,300	3,038
PT Adaro Energy Tbk	61,100	5,771
PT Astra International Tbk	62,700	32,253
PT Bank Central Asia Tbk	36,400	70,934
PT Bank Danamon Indonesia Tbk Series A	11,300	7,380
PT Bank Jabar Banten Tbk	7,900	1,115
PT Bank Mandiri (Persero) Tbk	58,500	30,698
PT Bank Negara Indonesia (Persero) Tbk	24,000	15,843
PT Bank Rakyat Indonesia Tbk	182,300	52,933
PT Bank Tabungan Negara Tbk	6,500	1,114
PT Bumi Serpong Damai Tbk (a)	46,400	4,578
PT Charoen Pokphand Indonesia Tbk	22,300	10,022
PT Gudang Garam Tbk	1,500	8,764
PT Indah Kiat Pulp & Paper Tbk	8,100	4,892
PT Indocement Tunggal Prakarsa Tbk	5,800	8,920
PT Indofood CBP Sukses Makmur Tbk	6,000	3,929
PT Indofood Sukses Makmur Tbk	16,700	7,476
PT Japfa Comfeed Indonesia Tbk	14,600	1,799
PT Kalbe Farma Tbk	69,700	7,440
PT Matahari Department Store Tbk	4,900	1,407
PT Pabrik Kertas Tjiwi Kimia Tbk	4,000	3,097
PT Perusahaan Gas Negara Tbk Series B	41,800	6,898
PT Semen Gresik (Persero) Tbk	9,200	9,013
PT Surya Citra Media Tbk	7,900	918
PT Tambang Batubara Bukit Asam Tbk	10,400	3,067
PT Telekomunikasi Indonesia Tbk Series B	168,800	46,658
PT United Tractors Tbk	4,600	8,738

TOTAL INDONESIA		358,695

Ireland - 0.5%
AIB Group PLC	2,529	11,353
Bank Ireland Group PLC	3,129	18,638
CRH PLC	2,657	82,355
DCC PLC (United Kingdom)	371	32,061
Glanbia PLC	674	13,186
Grafton Group PLC unit	817	8,614
Greencore Group PLC	2,694	7,088
ICON PLC (a)	208	28,409
James Hardie Industries PLC CDI	1,507	19,411
Kerry Group PLC Class A	514	57,370
Kingspan Group PLC (Ireland)	476	22,031
Paddy Power Betfair PLC (Ireland)	275	21,208
Ryanair Holdings PLC sponsored ADR (a)	367	27,503
Smurfit Kappa Group PLC	743	20,736
United Drug PLC (United Kingdom)	680	5,013

TOTAL IRELAND		374,976

Isle of Man - 0.1%
Gaming VC Holdings SA	1,840	13,396
Genting Singapore Ltd.	17,900	13,736
NEPI Rockcastle PLC	1,467	12,347

TOTAL ISLE OF MAN		39,479

Israel - 0.4%
Airport City Ltd. (a)	222	3,219
Alony Hetz Properties & Investments Ltd.	352	3,957
Azrieli Group	107	6,336
Bank Hapoalim BM (Reg.)	3,301	21,836
Bank Leumi le-Israel BM	4,351	28,399
Bezeq The Israel Telecommunication Corp. Ltd.	6,279	4,503
Check Point Software Technologies Ltd. (a)	446	56,415
CyberArk Software Ltd. (a)	120	14,286
Elbit Systems Ltd. (Israel)	74	9,544
First International Bank of Israel	128	3,012
Israel Chemicals Ltd.	1,852	9,626
Israel Corp. Ltd. (Class A)	14	3,194
Israel Discount Bank Ltd. (Class A)	3,702	12,769
Mellanox Technologies Ltd. (a)	144	17,044
Mizrahi Tefahot Bank Ltd.	369	7,578
NICE Systems Ltd. (a)	189	22,258
Paz Oil Co. Ltd.	38	5,672
Plus500 Ltd.	311	3,046
Shufersal Ltd.	581	3,743
Strauss Group Ltd.	164	3,926
Taro Pharmaceutical Industries Ltd.	39	4,216
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,026	47,448
Tower Semiconductor Ltd. (a)	236	3,866
Wix.com Ltd. (a)	135	16,312

TOTAL ISRAEL		312,205

Italy - 1.4%
A2A SpA	5,917	10,796
Assicurazioni Generali SpA	3,825	70,796
Atlantia SpA	1,648	42,685
Banco BPM SpA (a)	4,758	9,830
Brembo SpA	516	5,852
Cerved Information Solutions SpA	581	5,774
Davide Campari-Milano SpA	1,936	19,002
DiaSorin S.p.A.	79	7,949
Enel SpA	26,145	167,532
Eni SpA	8,546	150,995
FinecoBank SpA	1,313	17,269
Hera SpA	2,417	8,741
Infrastrutture Wireless Italiane SpA (b)	745	6,661
Interpump Group SpA	217	7,079
Intesa Sanpaolo SpA	54,143	132,137
Italgas SpA	1,783	11,008
Leonardo SpA	1,209	14,050
Mediobanca SpA	2,389	24,821
Moncler SpA	537	21,637
Pirelli & C. SpA (b)	1,189	7,653
Poste Italiane SpA (b)	1,453	14,135
Prada SpA	1,600	4,759
Prysmian SpA	854	16,156
Recordati SpA	429	16,704
Saipem SpA (a)	1,685	8,912
Snam Rete Gas SpA	7,365	37,830
Telecom Italia SpA (a)	41,862	26,074
Terna SpA	4,699	29,771
UniCredit SpA	7,306	93,658
Unione di Banche Italiane SCpA	3,372	8,919
Unipol Gruppo SpA	1,739	8,661
Unipolsai SpA	2,027	5,466

TOTAL ITALY		1,013,312

Japan - 17.8%
ABC-MART, Inc.	100	5,946
ACOM Co. Ltd.	1,500	5,346
Activia Properties, Inc.	2	8,301
Adeka Corp.	400	5,858
Advance Residence Investment Corp.	4	11,134
Advantest Corp.	600	14,015
Aeon (REIT) Investment Corp.	5	5,892
AEON Co. Ltd.	3,000	62,836
AEON Financial Service Co. Ltd.	400	8,131
AEON MALL Co. Ltd.	400	6,569
Agc, Inc.	700	24,588
Aica Kogyo Co. Ltd.	200	6,659
Ain Holdings, Inc.	100	7,507
Air Water, Inc.	600	8,684
Aisin Seiki Co. Ltd.	600	21,411
Ajinomoto Co., Inc.	2,000	32,014
Alfresa Holdings Corp.	700	19,895
All Nippon Airways Ltd.	400	14,675
Alps Electric Co. Ltd.	900	18,817
Amada Holdings Co. Ltd.	1,300	12,899
Anritsu Corp.	500	9,248
Aozora Bank Ltd.	500	12,356
Asahi Group Holdings	1,500	66,958
ASAHI INTECC Co. Ltd.	400	18,767
Asahi Kasei Corp.	4,800	49,710
Asics Corp.	600	8,039
Astellas Pharma, Inc.	6,900	103,678
Azbil Corp.	400	9,344
Bandai Namco Holdings, Inc.	800	37,463
Bank of Kyoto Ltd.	300	12,533
Benesse Holdings, Inc.	200	5,188
Bic Camera, Inc.	500	5,247
Bridgestone Corp.	2,100	80,920
Brother Industries Ltd.	800	14,783
Calbee, Inc.	500	13,453
Canon, Inc.	3,500	101,623
Capcom Co. Ltd.	300	6,713
Casio Computer Co. Ltd.	800	10,469
Central Japan Railway Co.	700	162,713
Chiba Bank Ltd.	2,400	13,051
Chubu Electric Power Co., Inc.	2,400	37,520
Chugai Pharmaceutical Co. Ltd.	800	55,103
Chugoku Electric Power Co., Inc.	1,000	12,461
Citizen Watch Co. Ltd.	1,200	6,706
Coca-Cola West Co. Ltd.	500	12,682
Comforia Residential REIT, Inc.	2	5,477
COMSYS Holdings Corp.	400	10,927
Concordia Financial Group Ltd.	4,900	18,945
Cosmos Pharmaceutical Corp.	100	17,270
Credit Saison Co. Ltd.	500	6,616
CyberAgent, Inc.	300	12,276
Dai Nippon Printing Co. Ltd.	1,100	26,348
Dai-ichi Mutual Life Insurance Co.	4,000	55,685
Daicel Chemical Industries Ltd.	1,100	11,930
Daido Steel Co. Ltd.	100	3,938
Daifuku Co. Ltd.	400	20,789
Daiichi Sankyo Kabushiki Kaisha	2,100	96,973
Daiichikosho Co. Ltd.	200	10,214
Daikin Industries Ltd.	1,000	117,545
Dainippon Sumitomo Pharma Co. Ltd.	500	12,410
Daio Paper Corp.	400	4,898
Daito Trust Construction Co. Ltd.	300	41,767
Daiwa House Industry Co. Ltd.	2,400	76,434
Daiwa House REIT Investment Corp.	5	11,085
Daiwa Office Investment Corp.	1	7,110
Daiwa Securities Group, Inc.	5,500	26,809
DeNA Co. Ltd.	500	7,537
Denki Kagaku Kogyo KK	400	11,575
DENSO Corp.	1,800	70,325
Dentsu, Inc.	800	33,858
Dic Corp.	300	8,790
Disco Corp.	100	14,229
Dmg Mori Co. Ltd.	500	6,176
Dowa Holdings Co. Ltd.	300	9,879
East Japan Railway Co.	1,300	125,536
Ebara Corp.	300	8,490
Eisai Co. Ltd.	1,000	56,267
Electric Power Development Co. Ltd.	500	12,163
Ezaki Glico Co. Ltd.	200	10,503
FamilyMart Co. Ltd.	1,000	25,491
Fancl Corp.	300	7,742
Fanuc Corp.	700	119,710
Fast Retailing Co. Ltd.	200	94,192
Frontier Real Estate Investment Corp.	1	4,191
Fuji Electric Co. Ltd.	600	17,083
Fuji Oil Holdings, Inc.	200	6,839
Fuji Seal International, Inc.	200	7,218
Fujifilm Holdings Corp.	1,400	63,767
Fujitsu Ltd.	700	50,624
Fukuoka Financial Group, Inc.	600	13,323
Fukuyama Transporting Co. Ltd.	100	3,844
Furukawa Electric Co. Ltd.	200	5,062
GLP J-REIT	12	12,852
GMO Payment Gateway, Inc.	100	7,092
GOLDWIN, Inc.	100	14,545
GS Yuasa Corp.	200	3,933
Gunma Bank Ltd.	1,500	5,671
Hakuhodo DY Holdings, Inc.	1,100	17,647
Hamamatsu Photonics K.K.	500	19,309
Hankyu Hanshin Holdings, Inc.	800	29,956
Haseko Corp.	900	11,343
Hikari Tsushin, Inc.	100	18,921
Hino Motors Ltd.	700	5,910
Hirose Electric Co. Ltd.	100	10,494
Hiroshima Bank Ltd.	1,100	5,598
Hisamitsu Pharmaceutical Co., Inc.	300	13,778
Hitachi Chemical Co. Ltd.	300	6,637
Hitachi Construction Machinery Co. Ltd.	400	10,664
Hitachi High-Technologies Corp.	200	8,184
Hitachi Ltd.	3,300	107,219
Hitachi Metals Ltd.	600	6,962
Hokuriku Electric Power Co., Inc. (a)	700	5,482
Honda Motor Co. Ltd.	6,100	165,681
Horiba Ltd.	200	11,098
Hoshizaki Corp.	200	12,379
House Foods Group, Inc.	300	12,045
Hoya Corp.	1,300	85,732
Hulic (REIT), Inc.	3	5,111
Hulic Co. Ltd.	1,700	16,658
Ibiden Co. Ltd.	400	6,071
Idemitsu Kosan Co. Ltd.	600	20,069
IHI Corp.	500	12,045
Iida Group Holdings Co. Ltd.	800	14,473
Industrial & Infrastructure Fund Investment Corp.	5	5,581
INPEX Corp.	3,600	34,247
Invincible Investment Corp.	15	7,336
Isetan Mitsukoshi Holdings Ltd.	1,500	15,175
Isuzu Motors Ltd.	2,300	30,302
IT Holdings Corp.	300	14,184
ITO EN Ltd.	200	10,376
Itochu Corp.	5,100	92,431
ITOCHU Techno-Solutions Corp.	300	6,992
Iyo Bank Ltd.	1,100	5,816
Izumi Co. Ltd.	100	4,656
J. Front Retailing Co. Ltd.	900	10,724
Japan Airlines Co. Ltd.	400	14,072
Japan Airport Terminal Co. Ltd.	300	12,655
Japan Excellent, Inc.	4	5,807
Japan Exchange Group, Inc.	2,000	35,604
Japan Hotel REIT Investment Corp.	15	12,086
Japan Logistics Fund, Inc.	3	6,358
Japan Post Holdings Co. Ltd.	5,000	58,519
Japan Prime Realty Investment Corp.	3	12,343
Japan Real Estate Investment Corp.	5	29,460
Japan Retail Fund Investment Corp.	9	18,084
Japan Tobacco, Inc.	3,800	94,118
JFE Holdings, Inc.	1,800	30,637
JGC Corp.	1,100	14,667
JSR Corp.	700	10,838
JTEKT Corp.	900	11,113
JX Holdings, Inc.	11,900	54,323
K's Holdings Corp.	500	4,430
Kagome Co. Ltd.	300	8,418
Kajima Corp.	1,800	26,627
Kakaku.com, Inc.	500	9,596
Kaken Pharmaceutical Co. Ltd.	200	9,077
Kamigumi Co. Ltd.	500	11,567
Kaneka Corp.	200	7,480
Kansai Electric Power Co., Inc.	2,800	41,292
Kansai Paint Co. Ltd.	900	17,142
Kao Corp.	1,700	134,175
Kawasaki Heavy Industries Ltd.	500	12,367
KDDI Corp.	6,000	129,224
Keihan Electric Railway Co., Ltd.	400	16,801
Keihin Electric Express Railway Co. Ltd.	900	15,250
Keio Corp.	400	25,875
Keisei Electric Railway Co.	600	21,820
Kenedix Office Investment Corp.	2	13,877
Kewpie Corp.	500	11,978
Keyence Corp.	300	186,691
Kikkoman Corp.	600	29,503
Kinden Corp.	400	6,619
Kintetsu Group Holdings Co. Ltd.	600	27,935
Kirin Holdings Co. Ltd.	3,200	76,556
Kobayashi Pharmaceutical Co. Ltd.	200	16,855
Kobe Steel Ltd.	1,200	9,028
Koito Manufacturing Co. Ltd.	500	28,287
Kokuyo Co. Ltd.	400	5,861
Komatsu Ltd.	3,400	79,300
Konami Holdings Corp.	300	13,053
Konica Minolta, Inc.	1,600	15,776
Kose Corp.	100	18,343
Kubota Corp.	3,900	56,688
Kuraray Co. Ltd.	1,100	14,032
Kurita Water Industries Ltd.	300	7,652
Kyocera Corp.	1,200	70,659
Kyowa Exeo Corp.	300	8,269
Kyowa Hakko Kirin Co., Ltd.	1,000	21,823
Kyudenko Corp.	200	6,262
Kyushu Electric Power Co., Inc.	1,700	20,048
Kyushu Financial Group, Inc.	1,500	6,090
Kyushu Railway Co.	500	16,422
Lawson, Inc.	200	11,080
LINE Corp. (a)	200	7,043
Lion Corp.	1,100	23,126
LIXIL Group Corp.	900	12,002
M3, Inc.	1,600	26,809
Mabuchi Motor Co. Ltd.	200	6,948
Maeda Corp.	600	5,944
Makita Corp.	900	31,305
Marubeni Corp.	6,100	42,294
Maruha Nichiro Corp.	200	7,166
Marui Group Co. Ltd.	700	14,153
Maruichi Steel Tube Ltd.	200	5,820
Matsumotokiyoshi Holdings Co. Ltd.	300	9,975
Mazda Motor Corp.	2,200	24,666
McDonald's Holdings Co. (Japan) Ltd.	200	9,239
Mebuki Financial Group, Inc.	3,700	9,448
Medipal Holdings Corp.	600	14,238
Meiji Holdings Co. Ltd.	500	40,646
Minebea Mitsumi, Inc.	1,600	24,151
Misumi Group, Inc.	900	22,348
Mitsubishi Chemical Holdings Corp.	5,400	38,138
Mitsubishi Corp.	5,400	150,343
Mitsubishi Electric Corp.	7,000	90,317
Mitsubishi Estate Co. Ltd.	4,800	87,096
Mitsubishi Gas Chemical Co., Inc.	700	9,973
Mitsubishi Heavy Industries Ltd.	1,100	45,775
Mitsubishi Logistics Corp.	300	8,389
Mitsubishi Materials Corp.	400	10,577
Mitsubishi Motors Corp. of Japan	2,200	11,722
Mitsubishi Tanabe Pharma Corp.	800	10,676
Mitsubishi UFJ Financial Group, Inc.	44,100	218,110
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	7,633
Mitsui & Co. Ltd.	6,000	93,363
Mitsui Chemicals, Inc.	600	14,532
Mitsui Fudosan Co. Ltd.	3,400	85,651
Mitsui OSK Lines Ltd.	400	8,630
Miura Co. Ltd.	400	9,207
Mizuho Financial Group, Inc.	84,100	130,142
MonotaRO Co. Ltd.	400	8,882
Mori Hills REIT Investment Corp.	5	6,713
Morinaga & Co. Ltd.	200	8,671
MS&AD Insurance Group Holdings, Inc.	1,800	54,843
Murata Manufacturing Co. Ltd.	2,200	109,414
Nabtesco Corp.	400	11,639
Nagase & Co. Ltd.	400	5,735
Nagoya Railroad Co. Ltd.	600	16,593
Nankai Electric Railway Co. Ltd.	300	8,269
NEC Corp.	900	30,503
Net One Systems Co. Ltd.	300	7,544
New Hampshire Foods Ltd.	400	14,413
Nexon Co. Ltd. (a)	1,700	26,597
NGK Insulators Ltd.	900	13,112
NGK Spark Plug Co. Ltd.	600	11,120
NHK Spring Co. Ltd.	600	5,381
Nichirei Corp.	400	9,880
Nidec Corp.	900	113,891
Nifco, Inc.	300	7,633
Nihon Kohden Corp.	400	11,874
Nihon M&A Center, Inc.	400	10,936
Nihon Unisys Ltd.	300	7,936
Nikkon Holdings Co. Ltd.	200	4,726
Nikon Corp.	1,600	22,622
Nintendo Co. Ltd.	400	114,676
Nippon Accommodations Fund, Inc.	2	10,142
Nippon Building Fund, Inc.	5	33,836
Nippon Electric Glass Co. Ltd.	200	5,314
Nippon Express Co. Ltd.	300	16,727
Nippon Gas Co. Ltd.	100	2,761
Nippon Kayaku Co. Ltd.	600	7,103
Nippon Paint Holdings Co. Ltd.	700	27,475
Nippon Paper Industries Co. Ltd.	300	6,198
Nippon Prologis REIT, Inc.	7	14,893
Nippon REIT Investment Corp.	1	3,853
Nippon Shinyaku Co. Ltd.	200	14,545
Nippon Shokubai Co. Ltd.	100	6,514
Nippon Steel & Sumitomo Metal Corp.	3,100	54,872
Nippon Suisan Kaisha Co. Ltd.	1,000	7,645
Nippon Telegraph & Telephone Corp.	2,200	93,788
Nippon Yusen KK	600	8,811
Nipro Corp.	500	6,447
Nishi-Nippon Railroad Co. Ltd.	300	7,249
Nissan Chemical Corp.	500	22,969
Nissan Motor Co. Ltd.	7,700	63,234
Nisshin Seifun Group, Inc.	1,000	22,988
Nissin Food Holdings Co. Ltd.	300	20,572
Nitori Holdings Co. Ltd.	300	38,708
Nitto Denko Corp.	500	26,355
NKSJ Holdings, Inc.	1,300	48,143
NOF Corp.	300	10,205
NOK Corp.	300	4,664
Nomura Holdings, Inc.	11,900	43,002
Nomura Real Estate Holdings, Inc.	400	7,669
Nomura Real Estate Master Fund, Inc.	16	23,560
Nomura Research Institute Ltd.	400	18,154
NSK Ltd.	1,500	14,103
NTN Corp.	1,200	3,567
NTT Data Corp.	2,000	22,111
NTT DOCOMO, Inc.	4,100	90,871
Obayashi Corp.	2,500	25,197
OBIC Co. Ltd.	200	20,139
Odakyu Electric Railway Co. Ltd.	1,200	29,120
Oji Holdings Corp.	3,900	24,269
Olympus Corp.	4,500	48,957
OMRON Corp.	700	32,887
Ono Pharmaceutical Co. Ltd.	1,700	33,270
Oracle Corp. Japan	100	6,704
Oriental Land Co. Ltd.	800	90,734
ORIX Corp.	4,400	63,104
ORIX JREIT, Inc.	9	15,437
Osaka Gas Co. Ltd.	1,300	25,702
OSG Corp.	400	7,705
Otsuka Corp.	400	14,924
Otsuka Holdings Co. Ltd.	2,000	78,746
Pan Pacific International Hold	500	33,069
Panasonic Corp.	8,100	69,839
Park24 Co. Ltd.	500	10,841
Penta-Ocean Construction Co. Ltd.	1,000	4,629
PeptiDream, Inc. (a)	300	14,698
Pigeon Corp.	400	16,331
Pilot Corp.	100	4,047
Pola Orbis Holdings, Inc.	400	12,740
Premier Investment Corp.	4	5,038
Rakuten, Inc.	2,800	26,572
Recruit Holdings Co. Ltd.	5,400	154,821
Relo Group, Inc.	400	11,224
Renesas Electronics Corp. (a)	2,300	10,625
Rengo Co. Ltd.	700	6,556
Resona Holdings, Inc.	6,900	29,891
Ricoh Co. Ltd.	2,300	24,086
Rinnai Corp.	200	14,130
ROHM Co. Ltd.	300	18,677
Rohto Pharmaceutical Co. Ltd.	500	12,821
Ryohin Keikaku Co. Ltd.	100	25,300
SanBio Co. Ltd. (a)	100	2,577
Sankyo Co. Ltd. (Gunma)	100	3,808
Sankyu, Inc.	200	9,745
Santen Pharmaceutical Co. Ltd.	1,600	23,806
Sanwa Holdings Corp.	900	10,695
Sapporo Breweries Ltd.	300	6,564
Sawai Pharmaceutical Co. Ltd.	200	11,567
SBI Holdings, Inc. Japan	800	17,800
Screen Holdings Co. Ltd.	200	8,091
SCSK Corp.	200	8,906
Secom Co. Ltd.	800	68,607
Sega Sammy Holdings, Inc.	600	7,070
Seibu Holdings, Inc.	1,100	19,225
Seiko Epson Corp.	900	13,806
Seino Holdings Co. Ltd.	800	10,647
Sekisui Chemical Co. Ltd.	1,600	25,683
Sekisui House (REIT), Inc.	12	9,063
Sekisui House Ltd.	2,200	36,457
Seven & i Holdings Co. Ltd.	2,700	101,872
Seven Bank Ltd.	2,300	6,786
SG Holdings Co. Ltd.	800	23,279
Sharp Corp.	600	6,594
Shikoku Electric Power Co., Inc.	700	8,514
Shimadzu Corp.	900	25,986
Shimamura Co. Ltd.	100	8,454
SHIMANO, Inc.	300	48,723
SHIMIZU Corp.	2,700	23,515
Shin-Etsu Chemical Co. Ltd.	1,400	117,808
Shinsei Bank Ltd.	600	8,538
Shionogi & Co. Ltd.	1,000	62,082
Ship Healthcare Holdings, Inc.	100	4,101
Shiseido Co. Ltd.	1,400	101,367
Shizuoka Bank Ltd.	1,800	13,712
SHO-BOND Holdings Co. Ltd.	100	6,668
Showa Denko K.K.	500	17,674
Showa Shell Sekiyu K.K.	700	9,600
Skylark Co. Ltd.	600	9,934
SMC Corp.	200	74,944
SoftBank Corp.	3,000	292,430
Sohgo Security Services Co., Ltd.	300	13,047
Sojitz Corp.	3,700	13,073
Sony Corp.	4,400	185,773
Sony Financial Holdings, Inc.	500	9,436
Sotetsu Holdings, Inc.	400	12,289
Square Enix Holdings Co. Ltd.	300	10,503
Stanley Electric Co. Ltd.	500	13,421
Subaru Corp.	2,200	50,232
Sumco Corp.	600	6,712
Sumitomo Chemical Co. Ltd.	5,300	24,742
Sumitomo Corp.	4,300	59,616
Sumitomo Electric Industries Ltd.	2,800	37,249
Sumitomo Forestry Co. Ltd.	600	8,321
Sumitomo Heavy Industries Ltd.	400	13,000
Sumitomo Metal Mining Co. Ltd.	1,000	29,632
Sumitomo Mitsui Financial Group, Inc.	4,700	164,588
Sumitomo Mitsui Trust Holdings, Inc.	1,300	46,721
Sumitomo Osaka Cement Co. Ltd.	100	3,942
Sumitomo Realty & Development Co. Ltd.	1,600	66,385
Sumitomo Rubber Industries Ltd.	500	5,991
Sundrug Co. Ltd.	200	5,504
Suntory Beverage & Food Ltd.	400	18,767
Suzuken Co. Ltd.	300	17,351
Suzuki Motor Corp.	1,500	66,492
Sysmex Corp.	500	30,181
T&D Holdings, Inc.	2,000	21,062
Taiheiyo Cement Corp.	400	13,360
Taisei Corp.	800	37,218
Taisho Pharmaceutical Holdings Co. Ltd.	200	19,038
Taiyo Nippon Sanso Corp.	600	9,127
Taiyo Yuden Co. Ltd.	400	7,916
Takara Holdings, Inc.	600	7,111
Takashimaya Co. Ltd.	500	6,663
Takeda Pharmaceutical Co. Ltd.	5,238	214,508
TDK Corp.	500	39,352
TechnoPro Holdings, Inc.	100	5,955
Teijin Ltd.	700	11,575
Temp Holdings Co., Ltd.	600	9,701
Terumo Corp.	2,300	70,393
The Chugoku Bank Ltd.	500	4,687
The Hachijuni Bank Ltd.	1,900	7,869
THK Co. Ltd.	400	9,867
Tobu Railway Co. Ltd.	700	20,231
Toda Corp.	700	4,295
Toho Co. Ltd.	500	20,113
Toho Gas Co. Ltd.	300	13,453
Tohoku Electric Power Co., Inc.	1,600	20,384
Tokai Carbon Co. Ltd.	600	7,524
Tokio Marine Holdings, Inc.	2,400	116,272
Tokuyama Corp.	200	4,734
Tokyo Century Corp.	200	8,689
Tokyo Electric Power Co., Inc. (a)	2,700	17,080
Tokyo Electron Ltd.	600	87,035
Tokyo Gas Co. Ltd.	1,400	37,898
Tokyo Tatemono Co. Ltd.	600	7,371
Tokyu Corp.	1,900	33,214
Tokyu Fudosan Holdings Corp.	1,800	10,787
Toppan Printing Co. Ltd.	1,000	15,133
Toray Industries, Inc.	5,800	37,012
Toshiba Corp.	2,100	66,791
Tosoh Corp.	1,100	17,164
Toto Ltd.	500	21,260
Toyo Seikan Group Holdings Ltd.	500	10,257
Toyo Suisan Kaisha Ltd.	400	15,212
Toyo Tire Corp.	500	5,662
Toyoda Gosei Co. Ltd.	200	4,230
Toyota Industries Corp.	700	35,054
Toyota Motor Corp.	9,000	530,197
Toyota Tsusho Corp.	900	29,407
Trend Micro, Inc.	400	19,508
TS tech Co. Ltd.	300	8,621
Tsumura & Co.	300	9,109
Tsuruha Holdings, Inc.	200	16,241
Ube Industries Ltd.	400	8,248
Unicharm Corp.	1,500	49,576
United Urban Investment Corp.	12	18,937
USS Co. Ltd.	700	12,973
Wacoal Holdings Corp.	200	4,966
Welcia Holdings Co. Ltd.	200	6,776
West Japan Railway Co.	700	52,742
Yahoo! Japan Corp.	3,100	7,603
Yakult Honsha Co. Ltd.	600	41,902
Yamada Denki Co. Ltd.	2,600	12,809
Yamaguchi Financial Group, Inc.	700	5,924
Yamaha Corp.	600	30,044
Yamaha Motor Co. Ltd.	1,100	21,637
Yamato Holdings Co. Ltd.	1,300	33,632
Yamazaki Baking Co. Ltd.	500	8,103
Yaskawa Electric Corp.	1,000	31,574
Yokogawa Electric Corp.	800	16,613
Yokohama Rubber Co. Ltd.	600	11,169
Zenkoku Hosho Co. Ltd.	200	6,984
Zensho Holdings Co. Ltd.	300	6,940
Zeon Corp.	500	5,053
Zozo, Inc.	600	11,293

TOTAL JAPAN		13,343,236

Korea (South) - 3.4%
AMOREPACIFIC Corp.	97	16,072
AMOREPACIFIC Group, Inc.	111	6,791
Ananti, Inc. (a)	113	1,525
BGF Retail Co. Ltd.	37	7,106
BS Financial Group, Inc.	918	5,390
Bukwang Pharmaceutical Co. Ltd.	200	3,358
Celltrion Healthcare Co. Ltd.	176	10,334
Celltrion Pharm, Inc.	25	1,217
Celltrion, Inc. (a)	364	57,912
CHA Biotech Co. Ltd. (a)	87	1,637
Cheil Industries, Inc.	328	30,850
Cheil Worldwide, Inc.	252	5,361
CJ CheilJedang Corp.	32	9,085
CJ Corp.	46	5,034
CJ O Shopping Co. Ltd.	35	7,168
Com2uS Corp.	16	1,468
Cosmax, Inc.	46	6,126
Coway Co. Ltd.	183	15,201
Daelim Industrial Co.	100	8,474
Daewoo Engineering & Construction Co. Ltd. (a)	1,318	5,885
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	130	3,194
Daewoong Pharmaceutical Co. Ltd.	7	1,132
Db Insurance Co. Ltd.	170	10,266
DGB Financial Group Co. Ltd.	544	3,907
Dong Suh Companies, Inc.	73	1,264
Doosan Bobcat, Inc.	116	3,151
Doosan Co. Ltd.	45	3,663
Doosan Infracore Co. Ltd. (a)	133	824
E-Mart Co. Ltd.	66	9,978
Fila Korea Ltd.	146	10,010
Genexine Co. Ltd. (a)	28	2,090
Green Cross Holdings Corp.	45	953
GS Engineering & Construction Corp.	194	7,264
GS Holdings Corp.	157	7,287
GS Retail Co. Ltd.	36	1,239
Hana Financial Group, Inc.	1,082	34,619
HanAll BioPharma Co. Ltd. (a)	181	5,417
Hanjin Kal Corp.	204	4,608
Hankook Tire Co. Ltd.	249	8,197
Hanmi Pharm Co. Ltd.	21	8,417
Hanmi Science Co. Ltd.	113	7,688
Hanon Systems	524	5,228
Hanssem Co. Ltd.	57	4,599
Hanwha Aerospace Co. Ltd. (a)	53	1,603
Hanwha Chemical Corp.	399	7,330
Hanwha Corp.	182	4,863
Hanwha Life Insurance Co. Ltd.	252	886
HDC Hyundai Development Co.	112	4,991
HLB, Inc. (a)	111	7,806
Hotel Shilla Co.	115	9,644
HUGEL, Inc. (a)	4	1,329
Hyundai Department Store Co. Ltd.	56	4,972
Hyundai Elevator Co. Ltd.	51	4,008
Hyundai Engineering & Construction Co. Ltd.	307	14,410
Hyundai Fire & Marine Insurance Co. Ltd.	212	7,063
Hyundai Glovis Co. Ltd.	75	8,471
Hyundai Heavy Industries Co. Ltd. (a)	146	15,272
Hyundai Merchant Marine Co. Ltd. (a)	934	2,988
Hyundai Mipo Dockyard Co. Ltd. (a)	79	4,083
Hyundai Mobis	242	44,352
Hyundai Motor Co.	482	50,630
Hyundai Robotics Co. Ltd.	30	8,781
Hyundai Rotem Co. Ltd. (a)	165	3,372
Hyundai Steel Co.	298	11,761
Industrial Bank of Korea	847	10,460
ING Life Insurance Korea Ltd. (b)	57	1,804
JB Financial Group Co. Ltd.	535	2,619
Kakao Corp.	196	17,831
Kangwon Land, Inc.	361	10,154
KB Financial Group, Inc.	1,407	51,945
KCC Corp.	18	5,039
Kia Motors Corp.	988	30,700
Kiwoom Securities Co. Ltd.	79	5,632
Koh Young Technology, Inc.	14	1,052
Kolmar Korea Co. Ltd.	60	4,198
Kolon Industries, Inc.	20	890
Komipharm International Co. Ltd. (a)	267	5,386
Korea Aerospace Industries Ltd.	239	7,426
Korea Electric Power Corp.	796	20,889
Korea Express Co. Ltd. (a)	30	4,364
Korea Gas Corp. (a)	91	3,608
Korea Investment Holdings Co. Ltd.	139	7,587
Korea Zinc Co. Ltd.	43	17,576
Korean Air Lines Co. Ltd.	187	5,235
Korean Reinsurance Co.	126	1,013
KT&G Corp.	426	38,756
Kumho Petro Chemical Co. Ltd.	54	4,519
LG Chemical Ltd.	164	52,761
LG Corp.	407	27,726
LG Display Co. Ltd.	725	12,465
LG Electronics, Inc.	403	26,603
LG Household & Health Care Ltd.	33	41,103
LG Innotek Co. Ltd.	43	4,441
LG Telecom Ltd.	702	9,534
Lotte Chemical Corp.	65	16,598
Lotte Confectionery Co. Ltd. (a)	147	6,383
Lotte Shopping Co. Ltd.	38	5,946
LS Cable Ltd.	144	6,620
LS Industrial Systems Ltd.	19	793
Mando Corp.	70	1,760
Medy-Tox, Inc.	15	7,697
Meritz Fire & Marine Insurance Co. Ltd.	240	5,126
Meritz Securities Co. Ltd.	1,023	4,393
Mirae Asset Daewoo Co. Ltd.	1,817	11,707
NAVER Corp.	515	56,133
NCSOFT Corp.	54	23,543
Netmarble Corp. (b)	123	13,515
Nong Shim Co. Ltd.	17	4,617
Oci Co. Ltd.	67	5,471
Orion Corp./Republic of Korea	75	6,593
Ottogi Corp.	6	4,066
Paradise Co. Ltd.	228	3,587
Pearl Abyss Corp. (a)	46	6,793
Pharmicell Co. Ltd. (a)	254	2,635
POSCO	271	60,267
POSCO Chemtech Co. Ltd.	79	4,180
Posco Daewoo Corp.	67	1,045
S-Oil Corp.	111	8,742
S.M. Entertainment Co. Ltd. (a)	77	2,667
S1 Corp.	68	6,007
Samsung Biologics Co. Ltd. (a)(b)	51	14,323
Samsung Card Co. Ltd.	38	1,149
Samsung Electro-Mechanics Co. Ltd.	173	15,891
Samsung Electronics Co. Ltd.	18,648	731,889
Samsung Engineering Co. Ltd. (a)	493	6,977
Samsung Fire & Marine Insurance Co. Ltd.	120	31,750
Samsung Heavy Industries Co. Ltd. (a)	1,511	10,971
Samsung Life Insurance Co. Ltd.	285	21,068
Samsung SDI Co. Ltd.	198	37,332
Samsung SDS Co. Ltd.	123	25,408
Samsung Securities Co. Ltd.	221	6,469
Seoul Semiconductor Co. Ltd.	142	2,578
SFA Engineering Corp.	75	2,855
Shinhan Financial Group Co. Ltd.	1,668	61,798
Shinsegae Co. Ltd.	26	7,713
SillaJen, Inc. (a)	222	12,547
SK C&C Co. Ltd.	109	25,917
SK Energy Co. Ltd.	223	35,185
SK Hynix, Inc.	2,000	130,444
SK Networks Co. Ltd.	556	2,957
SK Telecom Co. Ltd.	122	26,959
STX Pan Ocean Co. Ltd. (Korea) (a)	622	2,247
ViroMed Co. Ltd. (a)	48	11,805
Woori Financial Group, Inc. (a)	1,840	22,239
Woori Investment & Securities Co. Ltd.	494	5,840
Yuhan Corp.	30	6,329

TOTAL KOREA (SOUTH)		2,540,444

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	2,266	45,901
Aroundtown SA	2,712	22,360
B&M European Value Retail SA	2,442	11,883
Globant SA (a)	79	5,641
Millicom International Cellular SA (depository receipt)	191	11,597
Orion Engineered Carbons SA	201	3,817
RTL Group SA	134	7,320
SES SA (France) (depositary receipt)	1,121	17,435
Spotify Technology SA (a)	211	29,287
Subsea 7 SA	866	10,713
Tenaris SA	1,557	21,934
Ternium SA sponsored ADR	165	4,491

TOTAL LUXEMBOURG		192,379

Malaysia - 0.5%
AirAsia Group BHD	3,400	2,215
AMMB Holdings Bhd	5,400	6,032
Axiata Group Bhd	10,120	10,287
British American Tobacco (Malaysia) Bhd	200	1,770
Bumiputra-Commerce Holdings Bhd	17,348	21,884
Dialog Group Bhd	11,000	8,541
DiGi.com Bhd	5,600	6,241
Gamuda Bhd	6,800	4,797
Genting Bhd	7,600	12,361
Genting Malaysia Bhd	9,900	7,760
Hap Seng Consolidated Bhd	1,200	2,910
Hartalega Holdings Bhd	5,900	6,691
Hong Leong Bank Bhd	1,700	8,453
Hong Leong Credit Bhd	800	3,758
IHH Healthcare Bhd	8,900	12,579
IOI Corp. Bhd	8,200	8,958
Kuala Lumpur Kepong Bhd	1,100	6,682
Malayan Banking Bhd	17,104	38,838
Malaysia Airports Holdings Bhd	3,100	5,498
Maxis Bhd	4,600	6,039
MISC Bhd	4,200	6,883
Nestle (Malaysia) BHD	100	3,596
Petronas Chemicals Group Bhd	7,000	15,706
Petronas Dagangan Bhd	1,000	6,124
Petronas Gas Bhd	1,800	7,769
PPB Group Bhd	1,700	7,629
Press Metal Bhd	7,000	7,733
Public Bank Bhd	8,300	47,086
QL Resources Bhd	2,600	4,382
RHB Capital Bhd	4,000	5,585
Sime Darby Bhd	9,900	5,408
Sime Darby Plantation Bhd	9,000	11,067
Tenaga Nasional Bhd	8,800	27,289
Top Glove Corp. Bhd	5,100	5,771

TOTAL MALAYSIA		344,322

Malta - 0.0%
Kindred Group PLC (depositary receipt)	682	6,829
Mexico - 0.6%
Alfa SA de CV Series A	11,000	11,691
America Movil S.A.B. de CV Series L	78,900	56,420
Banco Santander Mexico SA	6,400	8,748
CEMEX S.A.B. de CV unit (a)	57,900	27,055
Coca-Cola FEMSA S.A.B. de CV Series L	2,500	16,526
Embotelladoras Arca S.A.B. de CV	1,500	8,356
Fibra Uno Administracion SA de CV	11,900	16,443
Fomento Economico Mexicano S.A.B. de CV unit	6,700	61,839
Gruma S.A.B. de CV Series B	995	10,160
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,100	9,766
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	625	10,099
Grupo Aeroportuario Norte S.A.B. de CV	1,100	6,216
Grupo Bimbo S.A.B. de CV Series A	5,900	12,335
Grupo Carso SA de CV Series A1	1,300	5,110
Grupo Elektra SA de CV	170	9,191
Grupo Financiero Banorte S.A.B. de CV Series O	10,000	54,373
Grupo Financiero Inbursa S.A.B. de CV Series O	7,100	9,836
Grupo Mexico SA de CV Series B	12,900	35,463
Grupo Televisa SA de CV	8,700	19,269
Industrias Penoles SA de CV	400	4,999
Infraestructura Energetica Nova S.A.B. de CV	1,300	5,225
Kimberly-Clark de Mexico SA de CV Series A	4,500	7,637
Mexichem S.A.B. de CV	3,200	7,651
Promotora y Operadora de Infraestructura S.A.B. de CV	695	6,904
Wal-Mart de Mexico SA de CV Series V	17,300	46,275

TOTAL MEXICO		467,587

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	11,000	17,684
Netherlands - 3.2%
ABN AMRO Group NV GDR (b)	1,519	34,245
Adyen BV (b)	81	63,422
AEGON NV	5,425	26,059
AerCap Holdings NV (a)	388	18,058
Airbus Group NV	1,959	259,639
Akzo Nobel NV	790	70,000
ASML Holding NV (Netherlands)	1,470	276,286
ASR Nederland NV	441	18,353
CNH Industrial NV	3,550	36,095
Euronext NV (b)	199	12,612
EXOR NV	367	23,836
Ferrari NV	440	58,982
Fiat Chrysler Automobiles NV	3,910	58,212
Gemalto NV (a)	239	13,668
Heineken Holding NV	421	42,173
Heineken NV (Bearer)	820	86,538
IMCD Group BV	165	12,558
ING Groep NV (Certificaten Van Aandelen)	13,330	161,524
Interxion Holding N.V. (a)	233	15,548
Koninklijke Ahold Delhaize NV	4,086	108,785
Koninklijke DSM NV	639	69,705
Koninklijke KPN NV	14,677	46,590
Koninklijke Philips Electronics NV	3,208	131,071
NN Group NV	1,129	46,897
NXP Semiconductors NV	1,121	99,085
QIAGEN NV (Germany) (a)	709	28,743
Randstad NV	483	23,552
RHI Magnesita NV	93	5,477
STMicroelectronics NV (Italy)	2,392	35,482
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	483	79,179
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,853	341,238
Wolters Kluwer NV	998	67,954
X5 Retail Group NV GDR (Reg. S)	292	7,277
Yandex NV Series A (a)	899	30,872

TOTAL NETHERLANDS		2,409,715

New Zealand - 0.2%
Auckland International Airport Ltd.	3,005	16,658
Contact Energy Ltd.	2,443	11,546
Fisher & Paykel Healthcare Corp.	1,869	19,983
Fletcher Building Ltd.	2,285	7,703
Meridian Energy Ltd.	3,892	11,092
Ryman Healthcare Group Ltd.	1,525	12,722
SKYCITY Entertainment Group Ltd.	1,606	4,233
Spark New Zealand Ltd.	6,715	17,377
The a2 Milk Co. Ltd. (a)	2,694	26,253
Trade Maine Group Ltd.	1,253	5,478
Xero Ltd. (a)	342	11,814
Z Energy Ltd.	1,193	5,086

TOTAL NEW ZEALAND		149,945

Norway - 0.5%
Aker ASA (A Shares)	89	6,790
Aker Bp ASA	349	12,422
Austevoll Seafood ASA	307	3,631
Det Norske Oljeselskap ASA (DNO) (A Shares)	2,230	4,951
DNB ASA	3,259	60,030
Entra ASA (b)	367	5,540
Equinor ASA	3,502	76,679
Gjensidige Forsikring ASA	528	9,121
Kongsberg Gruppen ASA	301	4,579
Leroy Seafood Group ASA	919	6,666
Marine Harvest ASA	1,583	35,331
Norsk Hydro ASA	4,534	18,373
Norwegian Finans Holding ASA (a)	529	4,109
Orkla ASA	2,760	21,184
Salmar ASA	174	8,348
Schibsted ASA:
(A Shares)	230	9,029
(B Shares)	349	12,503
SpareBank 1 SR-Bank ASA (primary capital certificate)	530	6,108
Sparebanken Midt-Norge	278	2,817
Storebrand ASA (A Shares)	1,490	11,599
Telenor ASA	2,144	42,931
TGS Nopec Geophysical Co. ASA	302	8,239
Tomra Systems ASA	475	14,154
Veidekke ASA	336	3,526
Yara International ASA	549	22,457

TOTAL NORWAY		411,117

Pakistan - 0.0%
Engro Corp. Ltd.	500	1,162
Habib Bank Ltd.	2,300	2,165
Lucky Cement Ltd.	700	2,130
United Bank Ltd.	800	793

TOTAL PAKISTAN		6,250

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	4,275	23,828
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	7,760	8,684
Ayala Corp.	770	13,740
Ayala Land, Inc.	17,900	15,256
Bank of the Philippine Islands (BPI)	5,570	8,903
BDO Unibank, Inc.	5,520	14,020
GT Capital Holdings, Inc.	249	4,403
International Container Terminal Services, Inc.	2,320	5,756
JG Summit Holdings, Inc.	9,540	11,499
Jollibee Food Corp.	1,340	8,063
Manila Electric Co.	870	6,276
Megaworld Corp.	37,000	4,074
Metropolitan Bank & Trust Co.	4,810	7,295
Philippine Long Distance Telephone Co.	320	6,992
San Miguel Corp.	1,270	4,195
SM Investments Corp.	1,460	25,885
SM Prime Holdings, Inc.	41,800	31,659
Universal Robina Corp.	2,960	8,541

TOTAL PHILIPPINES		185,241

Poland - 0.3%
Alior Bank SA (a)	296	4,606
Bank Millennium SA (a)	2,242	5,220
Bank Polska Kasa Opieki SA	540	15,471
Bank Zachodni WBK SA	92	9,130
BRE Bank SA	47	5,205
CD Projekt RED SA (a)	188	9,793
Cyfrowy Polsat SA (a)	942	6,301
Dino Polska SA (a)(b)	169	5,326
Grupa Lotos SA	287	6,234
Jastrzebska Spolka Weglowa SA (a)	221	3,511
KGHM Polska Miedz SA (Bearer) (a)	477	13,293
LPP SA	5	10,842
NG2 SA	94	5,269
Polish Oil & Gas Co. SA	5,111	8,327
Polska Grupa Energetyczna SA (a)	2,267	5,869
Polski Koncern Naftowy Orlen SA	947	24,083
Powszechna Kasa Oszczednosci Bank SA	2,830	28,437
Powszechny Zaklad Ubezpieczen SA	1,858	19,599
Telekomunikacja Polska SA (a)	2,615	3,494

TOTAL POLAND		190,010

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	29,614	7,650
Energias de Portugal SA	8,195	32,221
Galp Energia SGPS SA Class B	1,443	23,115
Jeronimo Martins SGPS SA	881	12,996
NOS SGPS SA	1,036	6,624
Portucel Industrial Empresa Produtora de Celulosa SA	363	1,661
REN - Redes Energeticas Nacionais SGPS SA	1,204	3,433

TOTAL PORTUGAL		87,700

Qatar - 0.2%
Barwa Real Estate Co. (a)	558	5,617
Industries Qatar QSC (a)	608	20,691
Masraf al Rayan (a)	1,162	11,729
Qatar Electricity & Water Co. (a)	154	7,288
Qatar Islamic Bank (a)	354	14,745
Qatar National Bank SAQ (a)	1,538	76,251
Qatar Telecom (Qtel) Q.S.C. (a)	353	6,438
The Commercial Bank of Qatar (a)	628	7,754

TOTAL QATAR		150,513

Russia - 0.7%
Alrosa Co. Ltd.	8,100	11,409
Gazprom OAO	41,390	94,403
Lukoil PJSC	1,287	115,574
Magnit OJSC	228	12,648
MMC Norilsk Nickel PJSC	187	39,101
NOVATEK OAO	2,960	48,639
Novolipetsk Steel OJSC GDR (Reg. S)	249	6,392
Sberbank of Russia	36,400	118,904
Severstal PAO	760	11,907
Surgutneftegas OJSC	20,500	7,772
Tatneft PAO	5,480	63,056
VTB Bank OJSC (a)	14,850,000	8,067

TOTAL RUSSIA		537,872

Singapore - 0.9%
Ascendas Real Estate Investment Trust	7,000	15,030
CapitaCommercial Trust (REIT)	8,800	12,597
CapitaLand Ltd.	8,400	22,623
CapitaMall Trust	9,000	15,805
City Developments Ltd.	2,000	13,355
ComfortDelgro Corp. Ltd.	6,900	13,085
DBS Group Holdings Ltd.	5,900	109,837
Flextronics International Ltd. (a)	2,072	20,720
Jardine Cycle & Carriage Ltd.	300	7,192
Keppel Corp. Ltd.	4,500	20,653
Mapletree Commercial Trust	6,100	8,507
Mapletree Greater China Commercial Trust	7,500	7,305
Mapletree Industrial (REIT)	2,589	4,012
Mapletree Logistics Trust (REIT)	7,730	8,327
Oversea-Chinese Banking Corp. Ltd.	13,132	107,071
Singapore Airlines Ltd.	1,400	9,979
Singapore Airport Terminal Service Ltd.	2,000	7,541
Singapore Exchange Ltd.	2,500	13,485
Singapore Press Holdings Ltd.	4,100	7,291
Singapore Technologies Engineering Ltd.	4,700	12,970
Singapore Telecommunications Ltd.	25,500	56,934
Suntec (REIT)	7,900	11,367
United Overseas Bank Ltd.	4,700	87,359
UOL Group Ltd.	2,000	10,256
Venture Corp. Ltd.	900	11,914
Wilmar International Ltd.	10,900	26,622
Yangzijiang Shipbuilding Holdings Ltd.	7,500	8,301

TOTAL SINGAPORE		650,138

South Africa - 1.4%
Anglo American Platinum Ltd.	166	8,469
AngloGold Ashanti Ltd.	1,585	20,840
Aspen Pharmacare Holdings Ltd.	1,356	8,738
AVI Ltd.	994	6,220
Barclays Africa Group Ltd.	2,740	28,884
Barloworld Ltd.	705	6,205
Bidcorp Ltd.	1,047	21,624
Bidvest Group Ltd.	1,190	15,959
Capitec Bank Holdings Ltd.	209	19,555
Clicks Group Ltd.	819	10,456
Discovery Ltd.	1,405	13,321
Exxaro Resources Ltd.	754	8,588
FirstRand Ltd.	11,399	49,740
Foschini Ltd.	786	8,879
Gold Fields Ltd.	2,608	9,613
Growthpoint Properties Ltd.	9,351	15,826
Impala Platinum Holdings Ltd. (a)	3,044	12,869
Investec Ltd.	956	5,588
Life Healthcare Group Holdings Ltd.	4,886	9,089
Mondi Ltd.	365	8,064
Mr Price Group Ltd.	816	10,718
MTN Group Ltd.	5,940	36,483
MultiChoice Group Ltd. (a)	1,340	11,209
Naspers Ltd. Class N	1,489	346,999
Nedbank Group Ltd.	1,201	20,912
Netcare Ltd.	4,841	7,834
Old Mutual Ltd.	17,942	26,336
PSG Group Ltd.	552	10,004
Rand Merchant Insurance Holdings Ltd.	2,998	6,967
Redefine Properties Ltd.	22,685	15,250
Remgro Ltd.	1,955	25,102
RMB Holdings Ltd.	2,359	12,422
Sanlam Ltd.	5,977	30,555
Sappi Ltd.	2,051	9,474
Sasol Ltd.	1,992	62,112
Shoprite Holdings Ltd.	1,392	15,302
Spar Group Ltd.	675	8,976
Standard Bank Group Ltd.	4,628	59,412
Tiger Brands Ltd.	645	11,846
Truworths International Ltd.	1,481	7,122
Vodacom Group Ltd.	2,080	16,063
Woolworths Holdings Ltd.	3,120	10,051

TOTAL SOUTH AFRICA		1,049,676

Spain - 1.9%
Abertis Infraestructuras SA	363	7,476
ACS Actividades de Construccion y Servicios SA	967	42,511
Aena Sme SA (b)	264	47,531
Amadeus IT Holding SA Class A	1,505	120,540
Banco Bilbao Vizcaya Argentaria SA	23,041	131,652
Banco de Sabadell SA	18,849	18,772
Banco Santander SA (Spain)	55,873	259,448
Bankia SA	4,396	11,391
Bankinter SA	2,040	15,538
CaixaBank SA	12,752	39,878
Cellnex Telecom SA (b)	650	19,074
Enagas SA	671	19,525
Endesa SA	1,150	29,335
Ferrovial SA	1,543	36,140
Gas Natural SDG SA	1,152	32,216
Grifols SA	819	22,931
Grifols SA ADR	1,223	24,595
Iberdrola SA	20,796	182,584
Inditex SA	3,562	104,728
International Consolidated Airlines Group SA CDI	2,568	17,087
Merlin Properties Socimi SA	1,149	15,035
Red Electrica Corporacion SA	1,608	34,277
Repsol SA	4,257	72,830
Siemens Gamesa Renewable Energy SA	928	14,777
Telefonica SA	15,648	131,081

TOTAL SPAIN		1,450,952

Sweden - 1.9%
AarhusKarlshamn AB	630	9,397
Alfa Laval AB	933	21,415
ASSA ABLOY AB (B Shares)	3,449	74,437
Atlas Copco AB:
(A Shares)	2,171	58,402
(B Shares)	1,380	34,154
Axfood AB	235	4,373
Billerud AB	569	7,549
Boliden AB	861	24,504
Castellum AB	1,050	20,368
Dometic Group AB (b)	923	7,252
Electrolux AB (B Shares)	898	23,075
Elekta AB (B Shares)	1,247	15,505
Epiroc AB:
Class A	2,125	21,453
Class B	1,538	14,723
Essity AB Class B	2,125	61,277
Fabege AB	1,155	16,771
Fastighets AB Balder (a)	292	9,359
Getinge AB (B Shares)	730	8,500
H&M Hennes & Mauritz AB (B Shares)	2,614	43,610
Hexagon AB (B Shares)	944	49,336
HEXPOL AB (B Shares)	1,026	8,624
Holmen AB (B Shares)	283	6,133
Hufvudstaden AB Series A	363	6,298
Husqvarna AB (B Shares)	1,276	10,422
ICA Gruppen AB	221	8,866
Industrivarden AB:
(A Shares)	496	10,654
(C Shares)	712	14,914
Indutrade AB	323	9,193
Intrum Justitia AB	223	6,404
Investor AB (B Shares)	1,569	70,659
Kinnevik AB (B Shares)	957	24,786
Latour Investment AB Class B	408	5,464
Lifco AB	147	5,992
Loomis AB (B Shares)	210	7,228
Lundin Petroleum AB	542	18,352
Modern Times Group MTG AB (B Shares)	223	2,857
Nibe Industrier AB (B Shares)	1,584	20,283
Nordic Entertainment Group AB Class B (a)	223	5,229
Saab AB (B Shares)	219	7,017
Sandvik AB	3,601	58,485
Securitas AB (B Shares)	1,277	20,637
Skandinaviska Enskilda Banken AB (A Shares)	5,706	49,393
Skanska AB (B Shares)	1,254	22,781
SKF AB (B Shares)	1,174	19,497
SSAB Svenskt Stal AB (B Shares)	2,238	6,810
Svenska Cellulosa AB (SCA) (B Shares)	2,525	21,890
Svenska Handelsbanken AB (A Shares)	5,271	55,617
Swedbank AB (A Shares)	3,260	46,056
Swedish Match Co. AB	582	29,666
Swedish Orphan Biovitrum AB (a)	522	12,245
Tele2 AB (B Shares)	1,544	20,568
Telefonaktiebolaget LM Ericsson (B Shares)	9,723	89,331
TeliaSonera AB	9,573	43,194
Thule Group AB (b)	305	6,889
Trelleborg AB (B Shares)	767	11,875
Volvo AB (B Shares)	5,617	86,998
Wallenstam AB (B Shares)	622	6,279
Wihlborgs Fastigheter AB	401	5,466

TOTAL SWEDEN		1,388,512

Switzerland - 5.6%
ABB Ltd. (Reg.)	6,260	117,653
Adecco SA (Reg.)	635	33,875
Baloise Holdings AG	179	29,571
Coca-Cola HBC AG	679	23,126
Compagnie Financiere Richemont SA Series A	1,790	130,586
Credit Suisse Group AG	8,516	99,266
Geberit AG (Reg.)	130	53,136
Givaudan SA	26	66,426
Julius Baer Group Ltd.	837	33,858
Kuehne & Nagel International AG	162	22,224
Lafargeholcim Ltd. (Reg.)	1,569	77,509
Lindt & Spruengli AG (participation certificate)	3	20,397
Lonza Group AG	244	75,669
Nestle SA (Reg. S)	10,447	996,132
Novartis AG	8,752	841,238
Partners Group Holding AG	67	48,715
Roche Holding AG:
(Bearer)	162	44,154
(participation certificate)	2,372	653,616
Schindler Holding AG (participation certificate)	126	26,117
SGS SA (Reg.)	18	44,794
Sika AG	441	61,605
Sonova Holding AG Class B	189	37,392
Straumann Holding AG	34	27,743
Swatch Group AG (Bearer)	98	28,049
Swiss Life Holding AG	121	53,285
Swiss Prime Site AG	214	18,751
Swiss Re Ltd.	1,031	100,724
Swisscom AG	79	38,637
Temenos Group AG	188	27,716
UBS Group AG	13,219	160,234
Zurich Insurance Group Ltd.	503	166,496

TOTAL SWITZERLAND		4,158,694

Taiwan - 2.6%
Accton Technology Corp.	2,000	8,069
Acer, Inc.	10,000	6,400
Advantech Co. Ltd.	1,000	8,296
ASE Technology Holding Co. Ltd.	9,000	19,718
Asia Cement Corp.	7,000	9,096
ASUSTeK Computer, Inc.	2,000	14,453
AU Optronics Corp.	31,000	11,413
Catcher Technology Co. Ltd.	3,000	23,040
Cathay Financial Holding Co. Ltd.	30,000	43,699
Chang Hwa Commercial Bank	16,640	9,949
Cheng Shin Rubber Industry Co. Ltd.	7,000	9,516
Chicony Electronics Co. Ltd.	2,010	4,670
China Airlines Ltd.	4,000	1,278
China Development Finance Holding Corp.	43,000	14,352
China Life Insurance Co. Ltd.	9,180	7,779
China Petrochemical Development Corp. (a)	3,000	1,176
China Steel Corp.	43,000	35,254
China Synthetic Rubber Corp.	3,000	4,064
Chinatrust Financial Holding Co. Ltd.	71,000	47,051
Chipbond Technology Corp.	2,000	4,602
Chroma ATE, Inc.	1,000	4,747
Chunghwa Telecom Co. Ltd.	12,000	42,618
Compal Electronics, Inc.	13,000	8,067
CTCI Corp.	2,000	3,111
Delta Electronics, Inc.	7,000	36,067
E Ink Holdings, Inc.	1,000	1,118
E.SUN Financial Holdings Co. Ltd.	34,857	26,827
ECLAT Textile Co. Ltd.	1,000	13,448
Elan Microelectronics Corp.	1,000	2,868
Elite Material Co. Ltd.	1,000	3,451
EPISTAR Corp.	2,000	1,607
EVA Airways Corp.	4,430	2,168
Evergreen Marine Corp. (Taiwan)	4,439	1,719
Far Eastern Textile Ltd.	12,000	11,841
Far EasTone Telecommunications Co. Ltd.	5,000	12,039
Feng Tay Enterprise Co. Ltd.	2,000	14,129
First Financial Holding Co. Ltd.	29,250	20,000
Formosa Chemicals & Fibre Corp.	13,000	47,182
Formosa Petrochemical Corp.	5,000	18,714
Formosa Plastics Corp.	15,000	53,226
Formosa Taffeta Co. Ltd.	3,000	3,578
Foxconn Technology Co. Ltd.	3,000	5,979
Fubon Financial Holding Co. Ltd.	26,000	38,757
Giant Manufacturing Co. Ltd.	1,000	7,129
GlobalWafers Co. Ltd.	1,000	9,819
Great Wall Enterprise Co. Ltd.	3,000	3,432
Highwealth Construction Corp.	3,000	4,939
HIWIN Technologies Corp.	1,064	8,965
Hon Hai Precision Industry Co. Ltd. (Foxconn)	43,600	103,847
Hota Industrial Manufacturing Co. Ltd.	1,000	3,678
Hotai Motor Co. Ltd.	1,000	12,233
HTC Corp. (a)	1,000	1,295
Hua Nan Financial Holdings Co. Ltd.	24,855	15,625
Innolux Corp.	33,000	10,694
Inventec Corp.	12,000	9,119
King Yuan Electronics Co. Ltd.	1,000	851
Lien Hwa Industrial Corp.	3,000	3,271
Lite-On Technology Corp.	7,000	10,174
Macronix International Co. Ltd.	3,060	2,072
Makalot Industrial Co. Ltd.	1,000	7,000
MediaTek, Inc.	6,000	54,927
Mega Financial Holding Co. Ltd.	34,000	30,905
Merida Industry Co. Ltd.	1,000	5,574
Merry Electronics Co. Ltd.	1,000	5,477
Micro-Star International Co. Ltd.	2,000	5,606
Nan Ya Plastics Corp.	20,000	51,136
Nanya Technology Corp.	4,000	7,959
Nien Made Enterprise Co. Ltd.	1,000	8,798
Novatek Microelectronics Corp.	2,000	12,833
OBI Pharma, Inc. (a)	1,000	5,477
Pegatron Corp.	7,000	12,090
PharmaEssentia Corp. (a)	1,000	5,217
Phison Electronics Corp.	1,000	9,786
Pou Chen Corp.	6,000	7,301
Powertech Technology, Inc.	3,000	7,077
President Chain Store Corp.	2,000	19,670
Qisda Corp.	5,000	3,200
Quanta Computer, Inc.	9,000	16,857
Radiant Opto-Electronics Corp.	1,000	3,195
Realtek Semiconductor Corp.	2,000	11,796
Ruentex Development Co. Ltd.	4,600	6,946
Ruentex Industries Ltd.	1,800	4,719
Shin Kong Financial Holding Co. Ltd.	37,216	10,950
Simplo Technology Co. Ltd.	1,000	8,814
Sino-American Silicon Products, Inc.	1,000	2,184
Sinopac Holdings Co.	34,680	12,812
Synnex Technology International Corp.	3,000	3,597
Ta Chen Stainless Pipe Co. Ltd.	3,000	4,418
TaiMed Biologics, Inc. (a)	1,000	5,444
Taishin Financial Holdings Co. Ltd.	26,108	11,887
Taiwan Business Bank	22,280	8,664
Taiwan Cement Corp.	13,500	18,046
Taiwan Cooperative Financial Holding Co. Ltd.	26,450	16,714
Taiwan Fertilizer Co. Ltd.	2,000	2,988
Taiwan High Speed Rail Corp.	6,000	7,000
Taiwan Mobile Co. Ltd.	5,000	18,066
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	511,940
Tatung Co. Ltd. (a)	6,000	4,725
TECO Electric & Machinery Co. Ltd.	7,000	4,764
Tripod Technology Corp.	2,000	6,449
Unified-President Enterprises Corp.	18,000	43,631
Unimicron Technology Corp.	5,000	4,796
United Microelectronics Corp.	38,000	14,373
Vanguard International Semiconductor Corp.	2,000	4,310
Walsin Lihwa Corp.	4,000	2,288
Walsin Technology Corp.	1,000	6,481
Win Semiconductors Corp.	1,000	7,048
Winbond Electronics Corp.	4,000	1,912
Wistron Corp.	9,058	6,957
WPG Holding Co. Ltd.	3,920	5,107
Yageo Corp.	1,000	10,467
Yuanta Financial Holding Co. Ltd.	49,000	27,867

TOTAL TAIWAN		1,962,524

Thailand - 0.8%
Advanced Info Service PCL	2,400	13,917
Advanced Info Service PCL (For. Reg.)	3,200	18,557
Airports of Thailand PCL	11,200	24,003
Airports of Thailand PCL (For. Reg.)	12,800	27,431
B. Grimm Power PCL	3,000	2,955
Bangkok Bank PCL	1,400	9,133
Bangkok Chain Hospital PCL	5,000	2,679
Bangkok Dusit Medical Services PCL	6,400	5,002
Bangkok Dusit Medical Services PCL (For. Reg.)	12,500	9,770
Bangkok Expressway and Metro PCL	29,700	9,454
Bangkok Expressway and Metro PCL	15,500	4,934
Banpu PCL (For. Reg.)	6,800	3,472
Berli Jucker PCL (For. Reg)	2,800	4,368
BTS Group Holdings PCL	17,644	6,117
Bumrungrad Hospital PCL (For. Reg.)	1,200	6,789
C.P. ALL PCL	11,900	28,034
C.P. ALL PCL (For. Reg.)	13,400	31,568
Central Pattana PCL	2,200	5,079
Central Pattana PCL (For. Reg.)	4,000	9,234
Central Plaza Hotel PCL	1,800	2,482
Charoen Pokphand Foods PCL	6,100	4,902
Charoen Pokphand Foods PCL (For. Reg.)	10,300	8,278
Delta Electronics PCL	2,500	5,594
Delta Electronics PCL (For. Reg.)	1,200	2,685
Electricity Generating PCL (For. Reg.)	700	6,442
Energy Absolute PCL	5,400	8,169
Energy Absolute PCL	3,300	4,992
Global Power Synergy Public Co. Ltd.	1,300	2,325
Glow Energy PCL	2,300	6,596
Glow Energy PCL (For. Reg.)	1,300	3,728
Gulf Energy Development PCL	2,400	7,223
Hana Microelectronics PCL	3,400	3,322
Home Product Center PCL (For. Reg.)	11,700	5,642
Indorama Ventures PCL	7,200	11,289
Indorama Ventures PCL (For. Reg.)	6,400	10,035
Intouch Holdings PCL	2,800	5,074
Intouch Holdings PCL (For. Reg.)	3,800	6,886
IRPC PCL (For. Reg.)	32,700	5,926
Kasikornbank PCL	2,800	16,546
Kasikornbank PCL (For. Reg.)	2,100	12,442
Kiatnakin Bank PCL (For. Reg.)	1,300	2,847
Krung Thai Bank PCL (For. Reg.)	10,500	6,354
Krungthai Card PCL (For. Reg.)	3,300	3,666
Land & House PCL (For. Reg.)	10,800	3,642
Minor International PCL	4,100	5,039
Minor International PCL (For. Reg.)	6,300	7,743
Muangthai Leasing PCL	2,200	3,051
PTT Exploration and Production PCL	2,900	11,470
PTT Exploration and Production PCL (For. Reg.)	4,300	17,008
PTT Global Chemical PCL	2,300	4,875
PTT Global Chemical PCL (For. Reg.)	5,300	11,233
PTT PCL	24,400	36,911
PTT PCL (For. Reg.)	25,900	39,181
Robinsons Department Store PCL (For. Reg.)	1,600	2,963
Siam Cement PCL	500	7,595
Siam Cement PCL (For. Reg.)	900	13,672
Siam Commercial Bank PCL	3,600	14,976
Siam Commercial Bank PCL (For. Reg.)	4,800	19,968
Siam Global House PCL	4,620	2,519
Srisawad Corp. PCL	2,000	3,341
Thai Beverage PCL	28,700	17,894
Thai Oil PCL (For. Reg.)	2,600	5,695
Thai Union Frozen Products PCL (For. Reg.)	7,300	4,440
Thanachart Capital PCL (For. Reg.)	1,900	3,263
TISCO Financial Group PCL	1,200	3,338
TMB PCL (For. Reg.)	69,500	4,468
Total Access Communication PCL (For. Reg.)	2,200	3,675
True Corp. PCL (For. Reg.)	33,500	5,026
WHA Corp. PCL	26,500	3,524

TOTAL THAILAND		632,451

Turkey - 0.2%
Akbank TAS	9,873	11,191
Anadolu Efes Biracilik Ve Malt Sanayii A/S	269	845
Arcelik A/S	1,023	3,101
Aselsan A/S	1,347	5,141
Bim Birlesik Magazalar A/S JSC	725	9,909
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,423	2,586
Enka Insaat ve Sanayi A/S	4,710	3,877
Eregli Demir ve Celik Fabrikalari T.A.S.	5,357	8,763
Ford Otomotiv Sanayi A/S	95	831
Haci Omer Sabanci Holding A/S	4,295	6,039
Koc Holding A/S	3,421	9,872
Petkim Petrokimya Holding A/S	897	730
TAV Havalimanlari Holding A/S	711	2,976
Tekfen Holding A/S	900	3,638
Tupras Turkiye Petrol Rafinerileri A/S	419	9,379
Turk Hava Yollari AO (a)	2,612	6,057
Turk Sise ve Cam Fabrikalari A/S	2,037	2,130
Turkcell Iletisim Hizmet A/S	3,421	7,418
Turkiye Garanti Bankasi A/S	6,931	10,368
Turkiye Halk Bankasi A/S	1,218	1,394
Turkiye Is Bankasi A/S Series C	4,935	4,868
Turkiye Vakiflar Bankasi TAO	7,036	5,717
Ulker Biskuvi Sanayi A/S	1,554	4,749
Yapi ve Kredi Bankasi A/S (a)	2,751	1,051

TOTAL TURKEY		122,630

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	7,220	18,634
DP World Ltd.	510	8,160
Dubai Islamic Bank Pakistan Ltd. (a)	5,467	7,293
Emaar Properties PJSC	11,224	14,301
Emirates Telecommunications Corp.	5,246	23,851
National Bank of Abu Dhabi PJSC	9,576	39,783

TOTAL UNITED ARAB EMIRATES		112,022

United Kingdom - 10.9%
3i Group PLC	3,388	43,456
Admiral Group PLC	805	22,752
Amarin Corp. PLC ADR (a)	909	18,871
Anglo American PLC (United Kingdom)	4,762	127,364
Antofagasta PLC	1,252	15,752
Ashtead Group PLC	1,679	40,511
Associated British Foods PLC	1,164	36,977
AstraZeneca PLC (United Kingdom)	4,333	345,866
Atlassian Corp. PLC (a)	389	43,720
Auto Trader Group PLC (b)	2,984	20,295
Aviva PLC	13,791	74,160
Babcock International Group PLC	1,488	9,564
BAE Systems PLC	11,216	70,501
Barclays PLC	54,437	109,651
Barratt Developments PLC	3,787	29,555
Beazley PLC	1,719	11,530
Bellway PLC	426	16,895
Berkeley Group Holdings PLC	514	24,696
BHP Billiton PLC	7,132	172,074
BP PLC	67,870	492,836
British American Tobacco PLC (United Kingdom)	7,808	325,733
British Land Co. PLC	3,227	24,756
BT Group PLC	29,927	86,948
BTG PLC (a)	1,219	13,249
Bunzl PLC	1,184	39,046
Burberry Group PLC	1,472	37,472
Carnival PLC	730	36,082
Centrica PLC	21,004	31,288
Cobham PLC (a)	8,212	11,797
Coca-Cola European Partners PLC	825	42,686
Compass Group PLC	5,363	126,183
Croda International PLC	422	27,691
Derwent London PLC	349	14,650
Diageo PLC	8,236	337,034
Direct Line Insurance Group PLC	4,728	21,738
DS Smith PLC	4,322	18,908
easyJet PLC	811	11,804
Evraz PLC	1,061	8,573
G4S PLC (United Kingdom)	4,723	11,288
GlaxoSmithKline PLC	16,924	351,610
GW Pharmaceuticals PLC ADR (a)	95	16,014
Halma PLC	1,128	24,564
Hammerson PLC	2,424	10,602
Hargreaves Lansdown PLC	854	20,728
HomeServe PLC	876	11,695
Howden Joinery Group PLC	1,942	12,275
HSBC Holdings PLC (United Kingdom)	69,128	561,724
IMI PLC	877	10,943
Imperial Tobacco Group PLC	3,279	112,085
Informa PLC	4,418	42,823
InterContinental Hotel Group PLC	585	35,163
Intermediate Capital Group PLC	957	13,275
International Game Technology PLC	351	4,559
Intertek Group PLC	581	36,754
Investec PLC	2,810	16,188
ITV PLC	11,518	19,067
J Sainsbury PLC	5,348	16,418
John Wood Group PLC	2,157	14,255
Johnson Matthey PLC	623	25,495
Just Eat Holding Ltd. (a)	1,844	18,037
Kingfisher PLC	7,183	22,028
Land Securities Group PLC	2,615	31,110
Legal & General Group PLC	20,638	74,001
Lloyds Banking Group PLC	243,197	197,033
London Stock Exchange Group PLC	1,102	68,165
Marks & Spencer Group PLC	5,077	18,426
Meggitt PLC	3,022	19,790
Melrose Industries PLC	17,206	41,044
Micro Focus International PLC	1,535	39,909
Mondi PLC	1,367	30,232
National Grid PLC	12,385	137,241
Next PLC	468	34,013
Ocado Group PLC (a)	2,086	37,235
Pearson PLC	2,889	31,518
Pennon Group PLC	1,711	16,571
Persimmon PLC	1,118	31,598
Phoenix Group Holdings PLC	1,818	16,042
Prudential PLC	8,821	176,642
Reckitt Benckiser Group PLC	2,523	209,971
RELX PLC (London Stock Exchange)	7,023	150,150
Rentokil Initial PLC	6,781	31,203
Rightmove PLC	3,334	22,146
Rio Tinto PLC	3,799	220,810
Rolls-Royce Holdings PLC	6,556	77,207
Royal Bank of Scotland Group PLC	16,200	52,165
Royal Dutch Shell PLC:
Class A (United Kingdom)	15,501	487,133
Class B (United Kingdom)	12,553	396,745
RPC Group PLC	1,297	13,345
RSA Insurance Group PLC	3,261	21,568
Sage Group PLC	3,460	31,599
Schroders PLC	436	15,344
Scottish & Southern Energy PLC	3,452	53,409
Segro PLC	3,110	27,277
Severn Trent PLC	888	22,854
Smith & Nephew PLC	3,044	60,451
Smiths Group PLC	1,343	25,101
Spectris PLC	340	11,115
Spirax-Sarco Engineering PLC	250	23,412
SSP Group PLC	1,474	13,291
St. James's Place Capital PLC	1,841	24,649
Standard Chartered PLC (United Kingdom)	9,656	74,365
Standard Life PLC	9,499	32,656
Tate & Lyle PLC	1,920	18,150
Taylor Wimpey PLC	11,048	25,246
Tesco PLC	33,227	100,561
The Weir Group PLC	813	16,498
Travis Perkins PLC	784	14,000
Tullow Oil PLC	4,482	14,045
Unilever PLC	4,016	231,171
United Utilities Group PLC	2,561	27,165
Vodafone Group PLC	91,544	166,816
Whitbread PLC	638	42,196
WM Morrison Supermarkets PLC	8,177	24,234

TOTAL UNITED KINGDOM		8,128,872

United States of America - 0.1%
KLA-Tencor Corp. (e)	32	3,821
Kolon TissueGene, Inc. unit (a)	120	3,634
Stratasys Ltd. (a)	312	7,432
Yum China Holdings, Inc.	1,321	59,326

TOTAL UNITED STATES OF AMERICA		74,213

TOTAL COMMON STOCKS
(Cost $74,141,596)		72,345,385

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Azul SA (a)	900	8,797
Banco Bradesco SA (PN)	12,100	132,702
Bradespar SA (PN)	800	6,518
Braskem SA (PN-A)	600	7,800
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	800	7,736
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	500	11,680
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,300	11,715
Gerdau SA	3,700	14,307
Itau Unibanco Holding SA	16,900	148,612
Itausa-Investimentos Itau SA (PN)	16,760	51,281
Lojas Americanas SA (PN)	2,300	9,851
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	14,600	104,633
Telefonica Brasil SA	1,200	14,558

TOTAL BRAZIL		530,190

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	296	11,374
Colombia - 0.0%
Bancolombia SA (PN)	1,557	19,731
Grupo Aval Acciones y Valores SA	13,886	5,379

TOTAL COLOMBIA		25,110

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	196	12,884
Henkel AG & Co. KGaA	593	60,533
Porsche Automobil Holding SE (Germany)	555	34,828
Sartorius AG (non-vtg.)	114	19,553
Volkswagen AG	628	98,850

TOTAL GERMANY		226,648

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	21,809	12,386
Korea (South) - 0.2%
CJ Corp. 0.00 (a)(c)	9	290
Hyundai Motor Co.	169	10,280
Hyundai Motor Co. Series 2	102	6,841
LG Chemical Ltd.	32	5,851
Samsung Electronics Co. Ltd.	2,710	86,351

TOTAL KOREA (SOUTH)		109,613

Russia - 0.1%
AK Transneft OAO	6	16,140
Sberbank of Russia	4,210	12,075
Surgutneftegas OJSC	28,800	17,987

TOTAL RUSSIA		46,202

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $935,218)		961,523
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.48% 9/12/19(f)
(Cost $197,982)	200,000	197,844
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 2.48% (g)	5,074,658	5,075,673
Fidelity Securities Lending Cash Central Fund 2.48% (g)(h)	12,359	12,360
TOTAL MONEY MARKET FUNDS
(Cost $5,088,033)		5,088,033
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $80,362,629)		78,592,785
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(3,715,710)
NET ASSETS - 100%		$74,877,075

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	9	June 2019	$839,880	$11,957	$11,957
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6	June 2019	317,220	4,125	4,125
TME S&P/TSX 60 Index Contracts (Canada)	2	June 2019	286,482	2,137	2,137
TOTAL FUTURES CONTRACTS					$18,219

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $648,257 or 0.9% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $197,844.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,246
Fidelity Securities Lending Cash Central Fund	214
Total	$19,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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